GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND
Schedule of Investments
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 98.4%
Aerospace & Defense – 3.7%
50,700 Boeing Co. (The)* $ 10,958,298
69,879 General Electric Co. 25,161,332
80,576 Howmet Aerospace, Inc. 22,743,382
58,863,012
Automobiles – 3.4%
171,488 Tesla, Inc.* 53,368,780
Banks – 0.3%
11,518 JPMorgan Chase & Co. 4,051,917
1,376
PNC Financial Services Group,
Inc. (The) 343,821
4,395,738
Biotechnology – 0.1%
3,010 Alnylam Pharmaceuticals, Inc.* 618,615
3,718
Ascendis Pharma A/S
(Denmark)* 906,858
1,525,473
Capital Markets – 0.1%
39,068
Brookfield Asset Management
Ltd., Class A (Canada) 1,890,891
Commercial Services & Supplies – 0.3%
20,362 Cintas Corp. 4,166,676
Communications Equipment – 1.0%
79,453 Arista Networks, Inc.* 14,329,348
2,301 Motorola Solutions, Inc. 1,002,661
15,332,009
Construction & Engineering – 1.4%
2,790 Comfort Systems USA, Inc. 4,825,835
12,319 EMCOR Group, Inc. 9,823,540
29,517
Everus Construction Group,
Inc.* 3,702,318
7,452 Sterling Infrastructure, Inc.* 4,447,130
22,798,823
Construction Materials – 0.3%
83,382 Amrize Ltd.* 4,078,214
Consumer Finance – 0.5%
488,632 SoFi Technologies, Inc.* 7,969,588
Consumer Staples Distribution & Retail – 2.0%
15,322 Casey's General Stores, Inc. 13,345,462
18,656 Costco Wholesale Corp. 17,758,460
31,103,922
Diversified Telecommunication Services – 0.1%
17,988
Space Exploration Technologies
Corp., Class A*
(a)
1,949,360
Electrical Equipment – 1.6%
4,882 Emerson Electric Co. 731,421
12,228 GE Vernova , Inc. 12,109,266
36,562 Powell Industries, Inc. 7,629,758
21,773 Vertiv Holdings Co., Class A 5,259,704
25,730,149
Electronic Equipment, Instruments & Components – 1.6%
70,449 Corning, Inc. 9,739,574
16,112 Fabrinet (Thailand)* 7,015,326
19,805 Jabil, Inc. 6,239,565
Shares Description Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
9,623 Sanmina Corp.* $ 1,785,644
24,780,109
Energy Equipment & Services – 0.2%
107,812 Halliburton Co. 3,476,937
Entertainment – 1.0%
169,105 Netflix, Inc.* 12,126,519
85,441 ROBLOX Corp., Class A* 3,041,700
2,679
Take-Two Interactive Software,
Inc.* 650,783
15,819,002
Financial Services – 3.6%
64,160 Block, Inc.* 5,212,358
69,033 Mastercard, Inc., Class A 39,562,812
36,370 Visa, Inc., Class A 13,316,148
58,091,318
Ground Transportation – 0.2%
6,276 Ryder System, Inc. 1,609,292
10,942 XPO, Inc.* 2,199,014
3,808,306
Health Care Equipment & Supplies – 0.3%
23,628 Align Technology, Inc.* 3,996,912
Health Care Providers & Services – 0.3%
12,847 HCA Healthcare, Inc. 5,172,073
1,798 Molina Healthcare, Inc.* 351,725
5,523,798
Hotels, Restaurants & Leisure – 4.7%
51,506 Airbnb, Inc., Class A* 7,804,189
43,006 Cava Group, Inc.* 2,805,281
292,114 Chipotle Mexican Grill, Inc.* 10,872,483
86,342 Darden Restaurants, Inc. 17,577,504
19,171 Expedia Group, Inc. 5,650,461
48,786 Hilton Worldwide Holdings, Inc. 15,635,425
37,027 Starbucks Corp. 3,897,092
9,949 Texas Roadhouse, Inc. 2,043,923
26,259 Viking Holdings Ltd.* 2,740,127
48,143 Wingstop , Inc. 6,234,037
75,260,522
Interactive Media & Services – 13.9%
216,906 Alphabet, Inc., Class A 77,246,734
262,178 Alphabet, Inc., Class C 93,505,783
78,286 Meta Platforms, Inc., Class A 43,582,599
53,507 Reddit, Inc., Class A* 7,526,830
221,861,946
IT Services – 1.0%
19,367 Cloudflare, Inc., Class A* 5,403,006
64,449 Gartner, Inc.* 9,733,088
7,823 GoDaddy, Inc., Class A* 647,275
15,783,369
Life Sciences Tools & Services – 0.3%
99,325 Tempus AI, Inc., Class A* 4,357,388
Machinery – 1.6%
23,615 Caterpillar, Inc. 19,241,738
16,600 Illinois Tool Works, Inc. 4,763,370

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Machinery – (continued)
15,870 PACCAR, Inc. $ 2,105,632
26,110,740
Marine Transportation – 0.0%
3,833 Kirby Corp.* 502,660
Media – 0.8%
31,432 AppLovin Corp., Class A* 12,443,929
39,254 Trade Desk, Inc. (The), Class A* 708,142
13,152,071
Metals & Mining – 0.5%
104,225
Anglogold Ashanti PLC
(Australia) 8,267,127
Oil, Gas & Consumable Fuels – 0.1%
49,845 Kinder Morgan, Inc. 1,604,012
Passenger Airlines – 0.8%
107,164 United Airlines Holdings, Inc.* 13,002,208
Pharmaceuticals – 2.6%
35,833 Eli Lilly & Co. 41,166,384
Semiconductors & Semiconductor Equipment – 29.4%
66,266 Advanced Micro Devices, Inc.* 31,552,556
35,989 Applied Materials, Inc. 18,270,536
3,622 Astera Labs, Inc.* 1,127,275
222,759 Broadcom, Inc. 86,715,624
7,878
Credo Technology Group
Holding Ltd.* 1,630,667
37,434 FormFactor , Inc.* 3,975,491
84,144 KLA Corp. 15,383,206
66,071 Lam Research Corp. 19,360,124
57,684 Micron Technology, Inc. 47,475,663
1,125,898 NVIDIA Corp. 226,024,023
13,073 Rambus, Inc.* 1,190,035
5,722 SiTime Corp.* 3,062,414
1,060 Teradyne, Inc. 389,751
43,855 Texas Instruments, Inc. 12,092,578
468,249,943
Software – 7.9%
14,635
Crowdstrike Holdings, Inc.,
Class A* 2,793,236
135,245 Elastic NV* 8,897,769
24,650 Fortinet, Inc.* 3,992,068
18,975 Intuit, Inc. 5,997,428
143,896 Microsoft Corp. 66,871,349
186,204 Oracle Corp. 24,182,314
51,407
Palantir Technologies, Inc., Class
A* 6,326,145
6,917 Palo Alto Networks, Inc.* 2,295,268
33,368 Procore Technologies, Inc.* 1,827,565
31,047 Rubrik, Inc., Class A* 2,246,561
125,429,703
Specialized REITs – 0.1%
12,582
Lamar Advertising Co., Class
A REIT 2,012,617
Specialty Retail – 1.7%
21,918 Burlington Stores, Inc.* 8,076,345
21,999 Carvana Co.* 1,371,858
Shares Description Value
Common Stocks – (continued)
Specialty Retail – (continued)
114,369 TJX Cos., Inc. (The) $ 17,994,818
27,443,021
Technology Hardware, Storage & Peripherals – 10.1%
441,400 Apple, Inc. 136,352,874
4,934 Sandisk Corp.* 5,993,971
32,343 Western Digital Corp. 17,621,760
159,968,605
Textiles, Apparel & Luxury Goods – 0.8%
99,086 NIKE, Inc., Class B 4,132,877
219,063
On Holding AG, Class A
(Switzerland)* 7,938,843
12,071,720
Wireless Telecommunication Services – 0.1%
4,782 T-Mobile US, Inc. 825,899
TOTAL COMMON STOCKS
(Cost $995,935,061)
1,565,738,952
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(b)
Goldman Sachs Central Government Fund -
Institutional Shares
19,256 3.760% 19,256
(Cost $19,256)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $995,954,317)
1,565,758,208
a
Securities Lending Reinvestment Vehicle – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,946,500 3.571% 1,946,500
(Cost $1,946,500)
TOTAL INVESTMENTS – 98.5%
(Cost $997,900,817)
$ 1,567,704,708
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.5%
23,161,433
NET ASSETS – 100.0%
$ 1,590,866,141
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Additional Investment Information
FUTURES CONTRACTS
— At July 31, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 65 09/18/26 $ 24,437,563 $ 263,709

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 97.4%
Aerospace & Defense – 2.6%
29,884 Boeing Co. (The)* $ 6,459,128
19,811 General Dynamics Corp. 7,595,933
1,702
Huntington Ingalls Industries,
Inc. 555,618
10,613 Loar Holdings, Inc.* 726,460
21,067 RTX Corp. 4,534,040
19,871,179
Automobile Components – 0.5%
167,809 Gentex Corp. 3,920,018
Automobiles – 0.6%
7,891 Tesla, Inc.* 2,455,758
25,902 Thor Industries, Inc. 1,941,873
4,397,631
Banks – 6.9%
166,144 Bank of America Corp. 10,292,621
9,289 Citigroup, Inc. 1,230,328
46,752 First Hawaiian, Inc. 1,299,238
77,357 JPMorgan Chase & Co. 27,213,419
40,209
PNC Financial Services Group,
Inc. (The) 10,047,023
17,322 SouthState Bank Corp. 1,820,369
4,318 Wintrust Financial Corp. 688,894
52,591,892
Beverages – 2.4%
104,601 Coca-Cola Co. (The) 9,162,002
66,493 PepsiCo, Inc. 9,279,763
18,441,765
Biotechnology – 1.0%
11,415 AbbVie, Inc. 2,864,480
14,234 Gilead Sciences, Inc. 1,853,409
6,107 Vertex Pharmaceuticals, Inc.* 2,913,650
7,631,539
Broadline Retail – 6.3%
173,829 Amazon.com, Inc.* 47,208,480
46,570 Macy’s, Inc. 1,155,867
48,364,347
Capital Markets – 3.4%
29,956
Bank of New York Mellon Corp.
(The) 4,683,022
3,820 Blackrock, Inc. 4,165,290
131,710 Blue Owl Capital, Inc. 1,356,613
7,579 Cboe Global Markets, Inc. 2,351,233
27,983 CME Group, Inc. 7,493,568
2,272 Coinbase Global, Inc., Class A* 332,303
4,244 Evercore, Inc., Class A 1,360,457
107,237 Invesco Ltd. 3,174,215
240 MarketAxess Holdings, Inc. 38,952
3,201 Morgan Stanley 673,554
7,317 Stifel Financial Corp. 606,652
26,235,859
Chemicals – 1.9%
39,033 Axalta Coating Systems Ltd.* 1,397,772
19,244 Eastman Chemical Co. 1,346,118
22,069 Linde PLC 10,557,368
Shares Description Value
Common Stocks – (continued)
Chemicals – (continued)
10,985 RPM International, Inc. $ 1,176,164
14,477,422
Commercial Services & Supplies – 1.3%
19,173 Clean Harbors, Inc.* 5,998,848
20,322 Republic Services, Inc. 4,278,797
10,277,645
Communications Equipment – 1.0%
68,681 Cisco Systems, Inc. 7,966,309
Construction & Engineering – 0.2%
10,755
Everus Construction Group,
Inc.* 1,349,000
9,716 WillScot Holdings Corp. 235,904
1,584,904
Construction Materials – 0.2%
22,970 Amrize Ltd.* 1,123,463
1,862 Eagle Materials, Inc. 381,598
1,505,061
Consumer Finance – 3.1%
1,804 American Express Co. 606,595
22,862 Capital One Financial Corp. 4,778,387
118,650 OneMain Holdings, Inc. 7,425,117
206,356 SoFi Technologies, Inc.* 3,365,666
98,021 Synchrony Financial 7,429,012
23,604,777
Consumer Staples Distribution & Retail – 3.1%
29,236
BJ's Wholesale Club Holdings,
Inc.* 2,858,696
4,385 Casey's General Stores, Inc. 3,819,335
2,741 Costco Wholesale Corp. 2,609,130
55,921 Sysco Corp. 4,766,706
25,860 US Foods Holding Corp.* 2,601,258
62,939 Walmart, Inc. 6,998,817
23,653,942
Diversified Consumer Services – 0.6%
52,641 Service Corp. International 4,537,128
Diversified Telecommunication Services – 1.4%
261,239 Comcast Corp., Class A 6,259,286
91,731 Verizon Communications, Inc. 4,293,928
10,553,214
Electric Utilities – 0.1%
1,376 Constellation Energy Corp. 361,544
13,184 OGE Energy Corp. 624,262
985,806
Electrical Equipment – 2.1%
865 Acuity, Inc. 284,057
29,296 AMETEK, Inc. 7,081,136
1,744 Eaton Corp. PLC 724,109
51,552 Emerson Electric Co. 7,723,521
15,812,823
Electronic Equipment, Instruments & Components – 0.2%
1,146 Jabil, Inc. 361,047
2,975 Littelfuse , Inc. 1,315,337
1,676,384

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Energy Equipment & Services – 0.8%
15,839 Baker Hughes Co. $ 958,101
150,838 Halliburton Co. 4,864,525
25,167 NOV, Inc. 488,995
6,311,621
Financial Services – 3.4%
41,598
Berkshire Hathaway, Inc., Class
B* 21,279,041
55,832 Block, Inc.* 4,535,792
25,814,833
Food Products – 1.0%
7,991 Darling Ingredients, Inc.* 484,574
24,426 Pilgrim's Pride Corp. 668,296
106,251 Tyson Foods, Inc., Class A 6,158,308
7,311,178
Gas Utilities – 0.1%
6,213 Atmos Energy Corp. 1,073,482
Ground Transportation – 1.1%
68,651 Lyft, Inc., Class A* 1,088,805
7,166 Old Dominion Freight Line, Inc. 1,520,195
6,283 Ryder System, Inc. 1,611,087
4,533 Saia, Inc.* 1,575,807
25,790 Uber Technologies, Inc.* 1,814,584
2,087 XPO, Inc.* 419,424
8,029,902
Health Care Equipment & Supplies – 3.9%
29,713 Align Technology, Inc.* 5,026,251
202,984 Boston Scientific Corp.* 9,485,442
22,428 Cooper Cos., Inc. (The)* 1,621,993
27,735
GE HealthCare Technologies,
Inc. 1,886,535
47,949 Globus Medical, Inc., Class A* 3,777,902
66,888 Medtronic PLC 5,711,566
11,095 STERIS PLC 2,534,098
30,043,787
Health Care Providers & Services – 6.0%
7,589 Centene Corp.* 472,188
7,418 Chemed Corp. 3,948,230
3,687 Cigna Group (The) 1,028,857
101,353 CVS Health Corp. 10,584,294
10,719 Elevance Health, Inc. 4,028,629
58,723 Encompass Health Corp. 6,522,364
16,602 HCA Healthcare, Inc. 6,683,799
7,651 Molina Healthcare, Inc.* 1,496,689
16,077 UnitedHealth Group, Inc. 6,662,309
25,453
Universal Health Services, Inc.,
Class B 4,287,303
45,714,662
Health Care REITs – 2.1%
56,228
American Healthcare REIT, Inc.
REIT 3,126,277
94,237 Healthpeak Properties, Inc. REIT 2,057,194
45,870 Welltower, Inc. REIT 10,753,763
15,937,234
Shares Description Value
Common Stocks – (continued)
Hotel & Resort REITs – 0.7%
201,976
Host Hotels & Resorts, Inc.
REIT $ 5,075,657
Hotels, Restaurants & Leisure – 2.3%
142,875 Aramark 8,139,589
11,708 Darden Restaurants, Inc. 2,383,514
45,904 Starbucks Corp. 4,831,396
10,002 Texas Roadhouse, Inc. 2,054,811
17,409,310
Household Durables – 0.4%
22,298 D.R. Horton, Inc. 3,189,952
Household Products – 0.0%
2,163 Procter & Gamble Co. (The) 312,532
Independent Power and Renewable Electricity Producers – 0.6%
176,256 AES Corp. (The) 2,587,438
5,007 Talen Energy Corp.* 1,672,839
4,260,277
Industrial REITs – 0.5%
42,846 Lineage, Inc. REIT 1,815,385
6,573 Prologis, Inc. REIT 950,521
19,309
Rexford Industrial Realty, Inc.
REIT 729,301
28,261 STAG Industrial, Inc. REIT 1,081,266
4,576,473
Insurance – 1.0%
7,623 Fidelity National Financial, Inc. 393,271
3,107
Hanover Insurance Group, Inc.
(The) 722,781
14,695 Kinsale Capital Group, Inc. 5,237,592
13,506 MetLife, Inc. 1,298,332
7,651,976
Interactive Media & Services – 0.3%
14,660 Reddit, Inc., Class A* 2,062,222
IT Services – 0.8%
3,229 Accenture PLC, Class A 535,756
2,152 Gartner, Inc.* 324,995
21,521
International Business Machines
Corp. 4,813,171
4,340 Twilio, Inc., Class A* 856,499
6,530,421
Leisure Products – 0.1%
9,246 Brunswick Corp. 730,434
Life Sciences Tools & Services – 0.5%
13,891 IQVIA Holdings, Inc.* 3,264,663
6,557 Tempus AI, Inc., Class A* 287,655
3,552,318
Machinery – 3.6%
28,351 Illinois Tool Works, Inc. 8,135,319
35,945 Ingersoll Rand, Inc. 2,997,094
96,006 Mueller Industries, Inc. 6,375,759
26,042 PACCAR, Inc. 3,455,253
5,691 Parker-Hannifin Corp. 5,557,432
1,441 RBC Bearings, Inc.* 794,438
27,315,295

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Marine Transportation – 0.9%
49,840 Kirby Corp.* $ 6,536,018
Media – 1.0%
3,137 AppLovin Corp., Class A* 1,241,938
49,530 Fox Corp., Class A 2,884,132
7,078 Nexstar Media Group, Inc. 1,348,571
104,314 Trade Desk, Inc. (The), Class A* 1,881,825
7,356,466
Metals & Mining – 0.8%
36,392
Anglogold Ashanti PLC
(Australia) 2,886,613
25,565 Coeur Mining, Inc. 381,174
30,908 Newmont Corp. 2,896,389
6,164,176
Mortgage Real Estate Investment Trusts (REITs) – 0.1%
62,815 AGNC Investment Corp. REIT 669,608
Oil, Gas & Consumable Fuels – 4.9%
45,455 Antero Resources Corp.* 1,642,744
26,155 Chevron Corp. 5,148,089
48,843 ConocoPhillips 5,884,605
82,830 ExxonMobil Holdings Corp. 12,875,095
257,924 Kinder Morgan, Inc. 8,299,994
2,084 Marathon Petroleum Corp. 659,523
9,568 Valero Energy Corp. 2,993,827
37,503,877
Passenger Airlines – 0.9%
58,570 United Airlines Holdings, Inc.* 7,106,298
Personal Care Products – 0.3%
13,100 elf Beauty, Inc.* 1,085,859
69,076 Kenvue , Inc. 1,329,022
2,414,881
Pharmaceuticals – 2.5%
5,572 Bristol-Myers Squibb Co. 363,907
56,254 Johnson & Johnson 14,420,713
16,245 Merck & Co., Inc. 2,115,099
87,312 Pfizer, Inc. 2,183,673
19,083,392
Professional Services – 0.1%
3,408 Equifax, Inc. 588,289
Semiconductors & Semiconductor Equipment – 2.1%
6,303 Broadcom, Inc. 2,453,632
83,660 Intel Corp.* 7,546,132
20,886 Texas Instruments, Inc. 5,759,106
15,758,870
Software – 4.4%
10,208 Elastic NV* 671,584
17,295 Intuit, Inc. 5,466,431
54,919 Microsoft Corp. 25,521,958
11,166 Oracle Corp. 1,450,128
2,999 Strategy, Inc.* 279,747
3,098 Workday, Inc., Class A* 496,733
33,886,581
Specialized REITs – 0.8%
225,730 VICI Properties, Inc. REIT 5,947,985
Shares Description Value
Common Stocks – (continued)
Specialty Retail – 1.4%
16,068 O'Reilly Automotive, Inc.* $ 1,435,676
60,497 TJX Cos., Inc. (The) 9,518,598
10,954,274
Technology Hardware, Storage & Peripherals – 6.6%
159,458 Apple, Inc. 49,258,171
2,017 Western Digital Corp. 1,098,942
50,357,113
Textiles, Apparel & Luxury Goods – 1.2%
12,574
Birkenstock Holding PLC
(Germany)* 486,865
201,458 NIKE, Inc., Class B 8,402,813
8,889,678
Trading Companies & Distributors – 0.2%
4,167 Watsco , Inc. 1,288,853
Wireless Telecommunication Services – 1.1%
47,824 T-Mobile US, Inc. 8,259,683
TOTAL COMMON STOCKS
(Cost $657,886,607)
743,759,253
Shares Dividend Rate Value
aa
Investment Company – 0.6%
(a)
Goldman Sachs Central Government Fund -
Institutional Shares
4,503,921 3.760% 4,503,921
(Cost $4,503,921)
TOTAL INVESTMENTS – 98.0%
(Cost $662,390,528)
$ 748,263,174
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.0%
15,639,859
NET ASSETS – 100.0%
$ 763,903,033
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At July 31, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 45 09/18/26 $ 16,918,312 $ 3,132

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 97.5%
Aerospace & Defense – 1.8%
21,259 AAR Corp.* $ 2,977,110
13,795 Aevex Corp., Class A* 229,411
46,112 Astronics Corp.* 3,204,323
12,580 Firefly Aerospace, Inc.* 255,752
51,432 Mercury Systems, Inc.* 4,994,047
14,771 Moog, Inc., Class A 5,758,474
32,865 Sidus Space, Inc., Class A*
(a)
57,843
1,912 V2X, Inc.* 172,539
19,129
Voyager Technologies, Inc., Class
A* 469,234
18,118,733
Automobile Components – 1.0%
65,022 Adient PLC* 1,368,063
44,571 Cooper-Standard Holdings, Inc.* 1,313,507
54,425 Dana, Inc. 1,465,665
32,372 Dauch Corp.* 182,902
61,195 Fox Factory Holding Corp.* 1,101,510
13,248 Gentherm , Inc.* 537,604
286,532 Holley, Inc.* 765,040
25,773 Motorcar Parts of America, Inc.* 345,358
20,331 Standard Motor Products, Inc. 777,254
6,484 Strattec Security Corp.* 569,879
32,882 Versigent PLC* 1,359,671
9,786,453
Banks – 10.3%
2,254 ACNB Corp. 145,338
54,197 Ameris Bancorp 4,726,520
146,145 Associated Banc-Corp. 4,512,958
53,429 Atlantic Union Bankshares Corp. 2,266,992
5,465 Axos Financial, Inc.* 554,206
10,235 BancFirst Corp. 1,154,713
3,629 Bancorp, Inc. (The)* 243,397
11,508 Cathay General Bancorp 727,190
3,590 Central Pacific Financial Corp. 141,446
7,005
ChoiceOne Financial Services,
Inc. 238,380
71,852 Civista Bancshares, Inc. 2,088,019
32,757 Community Trust Bancorp, Inc. 2,569,787
19,765 Esquire Financial Holdings, Inc. 2,554,033
8,020 FB Financial Corp. 484,247
6,945 First Bancorp, Inc. (The) 243,769
120,913 First Financial Bancorp 4,090,487
129,126 First Financial Bankshares , Inc. 4,537,488
3,947 First Internet Bancorp 116,279
6,983 First Merchants Corp. 301,247
116,030 Flagstar Bank NA 1,649,947
67,560 German American Bancorp, Inc. 3,437,453
104,538 Glacier Bancorp, Inc. 5,152,678
65,598 Hancock Whitney Corp. 5,051,046
62,268 Hanmi Financial Corp. 1,985,104
2,287
Hingham Institution For Savings
(The)
(a)
652,207
39,062 Hope Bancorp, Inc. 547,259
5,213 Horizon Bancorp, Inc. 106,606
26,308 Independent Bank Corp. 2,205,400
57,185 International Bancshares Corp. 4,376,940
2,906 Nicolet Bankshares , Inc. 496,693
30,602 Northrim BanCorp , Inc. 811,259
51,918 OFG Bancorp (Puerto Rico) 2,744,385
Shares Description Value
Common Stocks – (continued)
Banks – (continued)
21,780 Old Second Bancorp, Inc. $ 550,816
52,857 Origin Bancorp, Inc. 2,892,864
29,063 Pathward Financial, Inc. 2,564,519
4,730 PCB Bancorp 131,825
9,856 Peoples Bancorp, Inc. 410,601
73,204 Renasant Corp. 3,189,498
41,781 S&T Bancorp, Inc. 2,178,879
34,886
Seacoast Banking Corp. of
Florida 1,211,940
47,672 ServisFirst Bancshares, Inc. 4,266,644
73,588
Simmons First National Corp.,
Class A 1,735,941
1,605 Southern First Bancshares, Inc.* 100,152
36,157 Stock Yards Bancorp, Inc. 3,076,961
45,425 Trustmark Corp. 2,155,416
45,351 UMB Financial Corp. 6,609,001
76,026 United Bankshares , Inc. 3,683,460
122,826 United Community Banks, Inc. 4,352,953
13,241 Washington Trust Bancorp, Inc. 516,134
93,286 WesBanco , Inc. 3,860,175
104,401,252
Beverages – 0.2%
17,317 National Beverage Corp. 547,910
18,866 Vita Coco Co., Inc. (The)* 1,244,024
1,791,934
Biotechnology – 10.5%
12,948 Absci Corp.* 100,736
139,023 ACADIA Pharmaceuticals, Inc.* 3,596,525
46,070 AnaptysBio , Inc.* 2,458,295
286,824 Annexon , Inc.* 1,461,368
280,537 Arbutus Biopharma Corp.* 1,217,531
19,360 Arcus Biosciences, Inc.* 545,758
50,132 Arcutis Biotherapeutics, Inc.* 1,346,546
224,895 Ardelyx , Inc.* 1,113,230
87,644 ArriVent Biopharma, Inc.* 2,613,544
304,118
Aurinia Pharmaceuticals, Inc.
(Canada)* 4,525,276
38,538 Beam Therapeutics, Inc.* 983,490
63,697 BioCryst Pharmaceuticals, Inc.* 571,999
164,512 Biohaven Ltd.* 2,220,912
18,815
Bright Minds Biosciences, Inc.
(Canada)* 1,378,387
90,913 C4 Therapeutics, Inc.* 316,377
303,059 Cabaletta Bio, Inc.* 812,198
5,664 Candel Therapeutics, Inc.* 56,697
11,919 Celcuity , Inc.* 1,029,563
105,866 Celldex Therapeutics, Inc.* 4,029,260
47,673 Cogent Biosciences, Inc.* 1,855,910
37,384 Coherus Oncology, Inc.* 52,712
143,997 Compass Therapeutics, Inc.* 275,034
33,332 Corvus Pharmaceuticals, Inc.* 441,982
158,271 CytomX Therapeutics, Inc.* 490,640
256,894 Denali Therapeutics, Inc.* 5,913,700
16,819 Design Therapeutics, Inc.* 204,855
2,968 Dianthus Therapeutics, Inc.* 317,339
311,993 Eledon Pharmaceuticals, Inc.* 1,054,536
43,036 Enanta Pharmaceuticals, Inc.* 542,254
46,793 Erasca , Inc.* 849,293
3,849 Evommune , Inc.* 43,301

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Biotechnology – (continued)
220,469 Hyperliquid Strategies, Inc.* $ 1,369,113
58,893 Ideaya Biosciences, Inc.* 2,090,702
45,991 Immuneering Corp., Class A*
(a)
189,943
52,436 ImmunityBio , Inc.*
(a)
375,966
19,540 Immunome, Inc.* 444,730
46,291 Immunovant , Inc.* 1,787,758
9,621 Inhibrx Biosciences, Inc.* 789,403
367,544 Iovance Biotherapeutics, Inc.* 1,495,904
69,155 Ironwood Pharmaceuticals, Inc.* 292,526
28,350 Jade Biosciences, Inc.* 559,913
9,340
Kiniksa Pharmaceuticals
International PLC* 694,336
47,354 Kodiak Sciences, Inc.* 1,968,979
4,423 Krystal Biotech, Inc.* 1,508,774
27,990 Kymera Therapeutics, Inc.* 2,894,166
106,199 Kyverna Therapeutics, Inc.* 775,253
22,859 Larimar Therapeutics, Inc.* 87,321
119,239 Lexeo Therapeutics, Inc.* 492,457
51,578 MacroGenics , Inc.* 190,323
32,822 MeiraGTx Holdings PLC* 386,971
920 Monopar Therapeutics, Inc.*
(a)
99,682
111,609 Myriad Genetics, Inc.* 319,202
9,344 Neurogene , Inc.* 307,324
112,048 Novavax, Inc.* 820,191
25,607 Nurix Therapeutics, Inc.* 594,339
115,803 ORIC Pharmaceuticals, Inc.* 1,281,939
101,600 Palisade Bio, Inc.* 192,532
852 Palvella Therapeutics, Inc.* 118,462
9,217 Praxis Precision Medicines, Inc.* 2,837,269
20,462 Precision BioSciences , Inc.* 143,029
111,297 Prime Medicine, Inc.* 324,987
23,740 Prothena Corp. PLC (Ireland)* 192,769
63,845 Puma Biotechnology, Inc.* 506,291
42,630 Replimune Group, Inc.* 477,456
42,514 Rezolute , Inc.* 200,666
23,140 Rhythm Pharmaceuticals, Inc.* 2,296,645
11,802 Rigel Pharmaceuticals, Inc.* 434,432
182,044 Rocket Pharmaceuticals, Inc.* 566,157
223,347 Sana Biotechnology, Inc.* 699,076
138,298 Sarepta Therapeutics, Inc.* 2,055,108
39,493 Scholar Rock Holding Corp.* 1,867,821
17,883
SELLAS Life Sciences Group,
Inc.*
(a)
179,009
13,827 Solid Biosciences, Inc.* 111,446
1,551 Spruce Biosciences, Inc.*
(a)
66,429
26,707 Spyre Therapeutics, Inc.* 2,626,099
77,195 Sutro Biopharma, Inc.* 1,865,803
62,390 Syndax Pharmaceuticals, Inc.* 1,188,530
106,116 Tango Therapeutics, Inc.* 2,884,233
10,971 Tectonic Therapeutic, Inc.* 307,517
59,858 TG Therapeutics, Inc.* 3,114,412
49,416 Travere Therapeutics, Inc.* 2,761,860
51,433 Twist Bioscience Corp.* 4,708,691
14,940 Vaxcyte , Inc.* 807,955
3,362 Vera Therapeutics, Inc.* 107,920
97,359 Veracyte , Inc.* 4,509,669
146,311 Viridian Therapeutics, Inc.* 2,768,204
17,219 Zenas Biopharma, Inc.* 541,365
105,698,305
Shares Description Value
Common Stocks – (continued)
Broadline Retail – 0.1%
51,923 Kohl's Corp. $ 993,806
Building Products – 0.5%
15,839 Griffon Corp. 1,364,847
43,596 UFP Industries, Inc. 3,781,517
5,146,364
Capital Markets – 1.8%
111,820 BGC Group, Inc., Class A 1,288,166
32,666
Donnelley Financial Solutions,
Inc.* 1,545,102
256,815 GCM Grosvenor, Inc., Class A 3,205,051
90,948
Patria Investments Ltd., Class A
(Cayman Islands) 984,057
8,882 Perella Weinberg Partners 156,767
6,996 Piper Sandler Cos. 530,297
1,387 PJT Partners, Inc., Class A 233,446
12,125 Ridgepost Capital, Inc., Class A 104,518
132,383 StepStone Group, Inc., Class A 5,806,318
29,402 StoneX Group, Inc.* 2,251,311
265,376 Webull Corp. (Cayman Islands)* 1,873,555
17,978,588
Chemicals – 2.5%
201,603 Alto Ingredients, Inc.* 959,630
40,343 Aspen Aerogels, Inc.* 186,788
74,333 Avient Corp. 2,699,774
41,314 Balchem Corp. 6,922,367
119,288 Ecovyst , Inc.* 1,438,613
28,785 Hawkins, Inc. 3,685,343
52,514 Innospec, Inc. 4,515,154
61,953 Mativ Holdings, Inc. 540,850
38,874 Minerals Technologies, Inc. 2,963,754
4,457 Quaker Chemical Corp. 715,438
7,810 Sensient Technologies Corp. 965,863
25,593,574
Commercial Services & Supplies – 1.7%
23,039 ABM Industries, Inc. 1,103,799
156,349 ACV Auctions, Inc., Class A* 1,171,054
215,241 BrightView Holdings, Inc.* 2,806,743
20,546 Brink’s Co. (The) 2,433,674
104,083 Deluxe Corp. 2,692,627
36,742 Ennis, Inc. 800,976
23,785 Enviri Corp.* 527,551
97,023 Healthcare Services Group, Inc.* 2,260,636
18,516 Liquidity Services, Inc.* 721,754
67,206 Millerknoll , Inc. 1,513,479
15,912 Pitney Bowes, Inc. 278,937
16,311,230
Communications Equipment – 0.2%
9,699 ADTRAN Holdings, Inc.* 82,539
93,711 Ondas, Inc.*
(a)
701,895
92,028 Vistance Networks, Inc.* 1,080,409
1,864,843
Construction & Engineering – 1.0%
1,448 Argan, Inc. 825,983
1,543
Cardinal Infrastructure Group,
Inc., Class A* 95,496
53,241 Centuri Holdings, Inc.* 1,482,229

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Construction & Engineering – (continued)
66,744
Construction Partners, Inc., Class
A* $ 6,897,992
30,695 Matrix Service Co.* 356,062
908 NWPX Infrastructure, Inc.* 111,757
9,769,519
Construction Materials – 0.3%
47,114 Knife River Corp.* 3,447,331
Consumer Finance – 0.6%
3,612 Dave, Inc.* 1,346,156
44,308 LendingTree, Inc.* 1,411,653
148,155 Oportun Financial Corp.* 820,779
18,743 Regional Management Corp. 604,836
69,814 Upstart Holdings, Inc.* 1,915,696
6,099,120
Consumer Staples Distribution & Retail – 0.0%
1,730 United Natural Foods, Inc.* 87,936
12,878 Yesway , Inc., Class A* 269,408
357,344
Containers & Packaging – 0.2%
233,766 O-I Glass, Inc.* 1,671,427
14,345 Ranpak Holdings Corp.* 73,446
1,744,873
Diversified Consumer Services – 1.0%
8,931
American Public Education,
Inc.* 433,243
28,540 Frontdoor , Inc.* 2,072,860
1,243 Graham Holdings Co., Class B 1,496,000
108,901 Laureate Education, Inc.* 4,171,997
17,777
Lincoln Educational Services
Corp.* 743,434
27,685
Universal Technical Institute,
Inc.* 1,088,298
10,005,832
Diversified REITs – 0.1%
80,743 Global Net Lease, Inc. REIT 704,079
Diversified Telecommunication Services – 0.5%
25,510 Bandwidth, Inc., Class A* 998,461
157,637
Cogent Communications
Holdings, Inc. 2,128,100
98,819
Liberty Latin America Ltd., Class
A (Puerto Rico)* 805,375
102,824 Lumen Technologies, Inc.* 656,017
4,587,953
Electrical Equipment – 1.8%
36,161 Allient , Inc. 3,162,641
78,462
American Superconductor
Corp.* 2,304,429
87,201 Amprius Technologies, Inc.* 837,130
41,267 Array Technologies, Inc.* 215,414
46,005 Atkore, Inc. 3,356,525
46,447
Babcock & Wilcox Enterprises,
Inc.* 432,886
2,172 EnerSys 404,101
34,989 Fluence Energy, Inc.* 487,397
17,168 GrafTech International Ltd.* 115,369
Shares Description Value
Common Stocks – (continued)
Electrical Equipment – (continued)
602,170 Plug Power, Inc.* $ 1,240,470
16,760
Power Solutions International,
Inc.* 462,744
3,875 Preformed Line Products Co. 1,383,297
7,806
Shoals Technologies Group, Inc.,
Class A* 68,224
370,176 Sunrun, Inc.* 3,631,426
18,102,053
Electronic Equipment, Instruments & Components – 3.3%
48,472 Belden, Inc. 6,012,951
59,365 Benchmark Electronics, Inc. 4,735,546
3,364 Insight Enterprises, Inc.* 433,720
163,151 Knowles Corp.* 5,969,695
5,283
Napco Security Technologies,
Inc. 195,894
28,661 nLight , Inc.* 1,971,877
39,728 Novanta, Inc.* 5,663,226
43,483 PC Connection, Inc. 3,640,397
9,852 Plexus Corp.* 2,476,202
27,326 Powerfleet , Inc.* 107,118
4,637 Richardson Electronics Ltd. 84,811
61,600 Vishay Intertechnology , Inc. 2,107,952
33,399,389
Energy Equipment & Services – 2.4%
44,817 Archrock , Inc. 1,602,656
195,193 Atlas Energy Solutions, Inc. 2,106,132
85,622 Core Laboratories, Inc. 911,018
49,199
Forum Energy Technologies,
Inc.* 3,083,301
440,168
Helix Energy Solutions Group,
Inc.* 4,185,998
50,781 Kodiak Gas Services, Inc. 2,981,352
19,954 Nabors Industries Ltd.* 1,709,459
97,827
National Energy Services
Reunited Corp.* 2,637,416
128,906 Patterson-UTI Energy, Inc. 1,350,935
89,890 ProPetro Holding Corp.* 997,779
37,294
Ranger Energy Services, Inc.,
Class A 598,569
7,776 Tidewater, Inc.* 583,667
218,312 Transocean Ltd.* 1,161,420
23,909,702
Entertainment – 1.6%
273,181
AMC Entertainment Holdings,
Inc., Class A* 770,370
71,797 CuriosityStream , Inc. 175,185
115,461 IMAX Corp.* 5,523,654
62,922
Madison Square Garden
Entertainment Corp.* 4,861,354
155,671 Marcus Corp. (The) 4,530,026
14,142 Starz Entertainment Corp.* 367,975
51,933 Stubhub Holdings, Inc., Class A* 438,315
16,666,879
Financial Services – 1.7%
127,288 Acacia Research Corp.* 563,886
43,114 Alerus Financial Corp. 1,434,403
72,670 Bladex, Inc. (Panama) 4,254,828

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financial Services – (continued)
15,549 Essent Group Ltd. $ 1,025,612
8,333 Jackson Financial, Inc., Class A 1,018,959
52,041 NCR Atleos Corp.* 2,447,488
7,335 NewtekOne , Inc. 108,778
21,182 NMI Holdings, Inc.* 938,362
48,456
Paymentus Holdings, Inc., Class
A* 1,652,350
99,431 Paysign , Inc.* 890,902
11,803 Sezzle , Inc.* 1,826,514
15,086 Walker & Dunlop, Inc. 749,623
16,911,705
Food Products – 0.2%
122,427 BRC, Inc., Class A* 126,100
6,981 Marzetti Company (The) 746,059
55,463 Once Upon a Farm PBC*
(a)
841,374
1,713,533
Ground Transportation – 1.3%
13,081 ArcBest Corp. 1,888,242
12,876 Covenant Logistics Group, Inc. 457,356
48,215 Heartland Express, Inc. 589,669
243,901 Marten Transport Ltd. 3,607,296
124,254 RXO, Inc.* 2,516,143
124,166 Werner Enterprises, Inc. 4,646,292
13,704,998
Health Care Equipment & Supplies – 2.8%
111,018 Alphatec Holdings, Inc.* 1,056,891
62,748 AngioDynamics , Inc.* 928,043
121,870 AtriCure , Inc.* 4,601,811
83,921 Axogen , Inc.* 3,542,305
56,157 Butterfly Network, Inc.* 399,276
175,970 Cerus Corp.* 378,336
15,639 CONMED Corp. 724,086
27,822 CVRx , Inc.* 143,979
142,942 Enovis Corp.* 4,166,759
33,324 Haemonetics Corp.* 2,850,535
20,772 iRadimed Corp. 1,887,344
9,090 iRhythm Holdings, Inc.* 1,065,075
12,916 LeMaitre Vascular, Inc. 1,308,649
36,369 Novocure Ltd.* 539,716
13,169 Omnicell, Inc.* 465,788
21,406 OrthoPediatrics Corp.* 432,187
44,919 Procept Biorobotics Corp.* 836,392
49,673 SI-BONE, Inc.* 882,192
4,040
Tactile Systems Technology,
Inc.* 113,807
20,819 Tandem Diabetes Care, Inc.* 405,971
15,156 TransMedics Group, Inc.* 1,159,586
27,888,728
Health Care Providers & Services – 3.0%
1,639 Addus HomeCare Corp.* 189,272
150,625 Alignment Healthcare, Inc.* 2,236,781
60,007 AMN Healthcare Services, Inc.* 2,018,035
68,197
Aveanna Healthcare Holdings,
Inc.* 640,370
175,068 Brookdale Senior Living, Inc.* 2,555,993
35,016 Castle Biosciences, Inc.* 980,448
Shares Description Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
25,069
Clover Health Investments
Corp.* $ 104,538
203,924
Community Health Systems,
Inc.* 568,948
45,914 HealthEquity, Inc.* 4,619,407
54,053 Hims & Hers Health, Inc.* 1,501,052
24,402 Hinge Health, Inc., Class A* 1,823,073
146,240 LifeStance Health Group, Inc.* 1,532,595
75,600 Lumexa Imaging Holdings, Inc.* 786,996
163,678 NeoGenomics , Inc.* 2,502,637
6,058 Nutex Health, Inc.* 893,131
159,056 Oncology Institute, Inc. (The)* 773,012
729,579 OPKO Health, Inc.* 963,044
20,730 Option Care Health, Inc.* 477,412
1,163 PACS Group, Inc.* 53,510
60,012 Pennant Group, Inc. (The)* 2,419,684
63,876 Privia Health Group, Inc.* 1,511,945
97,561 Viemed Healthcare, Inc.* 1,138,537
30,290,420
Health Care REITs – 0.8%
105,366 CareTrust REIT, Inc. REIT 4,419,050
47,332
Diversified Healthcare Trust
REIT 421,255
209,171
Sabra Health Care REIT, Inc.
REIT 4,428,150
9,268,455
Health Care Technology – 0.2%
74,038 HealthStream, Inc. 2,076,025
Hotel & Resort REITs – 3.6%
328,825
Apple Hospitality REIT, Inc.
REIT 5,428,901
188,236 Chatham Lodging Trust REIT 2,509,186
260,783
DiamondRock Hospitality Co.
REIT 3,452,767
305,909 Park Hotels & Resorts, Inc. REIT 4,606,989
307,967 Pebblebrook Hotel Trust REIT 5,882,170
191,255 RLJ Lodging Trust REIT 2,342,874
14,386
Ryman Hospitality Properties,
Inc. REIT 1,922,689
34,661 Service Properties Trust REIT 278,328
222,609
Summit Hotel Properties, Inc.
REIT 1,531,550
395,303
Sunstone Hotel Investors, Inc.
REIT 4,652,716
135,983
Xenia Hotels & Resorts, Inc.
REIT 2,798,530
35,406,700
Hotels, Restaurants & Leisure – 2.7%
17,344
Black Rock Coffee Bar, Inc.,
Class A* 139,793
423,690 Bloomin' Brands, Inc. 3,669,155
144,426 Brightstar Lottery PLC 1,450,037
4,366 Brinker International, Inc.* 933,014
77,836 Cheesecake Factory, Inc. (The) 7,894,127
20,834
Cracker Barrel Old Country
Store, Inc. 1,174,829
20,474 El Pollo Loco Holdings, Inc.* 337,002

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
15,835
First Watch Restaurant Group,
Inc.* $ 203,480
43,344 Jack in the Box, Inc.* 709,541
5,062
Marriott Vacations Worldwide
Corp. 493,596
39,022 Monarch Casino & Resort, Inc. 4,789,951
480,132 Portillo's, Inc., Class A* 2,194,203
11,058 Rush Street Interactive, Inc.* 297,571
1,092,980 Sabre Corp.* 2,022,013
4,193 Shake Shack, Inc., Class A* 263,111
52,725
Super Group SGHC Ltd.
(Guernsey) 738,150
27,309,573
Household Durables – 2.0%
27,087 Century Communities, Inc. 1,819,163
61,899 Ethan Allen Interiors, Inc. 1,386,538
24,796 Green Brick Partners, Inc.* 1,753,821
7,852 Helen of Troy Ltd.* 216,951
22,042 Installed Building Products, Inc. 4,914,044
5,688 La-Z-Boy, Inc. 223,993
60,490 LGI Homes, Inc.* 3,300,939
42,455 M/I Homes, Inc.* 6,203,949
19,819,398
Household Products – 0.8%
237,803 Energizer Holdings, Inc. 4,986,729
11,662 WD-40 Co. 2,648,907
7,635,636
Independent Power and Renewable Electricity Producers – 0.3%
34,915 Ormat Technologies, Inc. 3,407,006
Insurance – 2.6%
180,155
Accelerant Holdings, Class A
(Cayman Islands)* 2,140,241
108,597 AMERISAFE, Inc. 3,153,657
79,372
Baldwin Insurance Group, Inc.
(The), Class A* 2,201,779
60,389 CNO Financial Group, Inc. 3,326,830
5,803 Investors Title Co. 1,678,750
94,623 Lemonade, Inc.* 4,571,237
12,114 Octave Specialty Group, Inc.* 65,416
78,661 Oscar Health, Inc., Class A* 2,455,796
142,458 Porch Group, Inc.* 2,058,518
42,732
Stewart Information Services
Corp. 2,888,256
45,917
Universal Insurance Holdings,
Inc. 2,007,032
26,547,512
Interactive Media & Services – 0.5%
40,832 EverQuote , Inc., Class A* 1,029,783
175,346 QuinStreet , Inc.* 2,717,863
43,528 Yelp, Inc.* 1,150,445
4,898,091
IT Services – 1.0%
42,359 Crexendo , Inc.* 291,430
98,241 Everforth , Inc.* 2,793,974
169,281 Fastly, Inc., Class A* 3,835,907
60,108 Globant SA* 2,199,953
Shares Description Value
Common Stocks – (continued)
IT Services – (continued)
15,081 Information Services Group, Inc. $ 62,737
46,200 TSS, Inc.* 458,304
9,642,305
Leisure Products – 0.4%
13,250 JAKKS Pacific, Inc. 348,872
23,949 Johnson Outdoors, Inc., Class A 1,123,447
47,152 Latham Group, Inc.* 252,735
14,662 MasterCraft Boat Holdings, Inc.* 350,715
76,717
Peloton Interactive, Inc., Class
A* 490,222
79,529 Smith & Wesson Brands, Inc. 1,157,147
3,723,138
Life Sciences Tools & Services – 0.4%
150,859 Adaptive Biotechnologies Corp.* 3,404,888
214,816 Cytek Biosciences, Inc.* 906,523
4,311,411
Machinery – 3.1%
496,534 3D Systems Corp.* 1,310,850
55,045
Aebi Schmidt Holding AG
(Switzerland) 709,530
1,722 Blue Bird Corp.* 128,100
7,123 CECO Environmental Corp.* 469,334
29,177 Commercial Vehicle Group, Inc.* 132,172
1,805 Douglas Dynamics, Inc. 79,655
22,196 Enpro , Inc. 6,967,768
4,297 ESCO Technologies, Inc. 1,354,801
8,881 Federal Signal Corp. 1,109,681
2,254 Franklin Electric Co., Inc. 236,039
9,122 Helios Technologies, Inc. 710,695
333,509 Hillman Solutions Corp.* 2,624,716
20,724 Kadant , Inc. 6,372,630
31,836 Kennametal, Inc. 1,081,469
52,027 Manitowoc Co., Inc. (The)* 720,574
97,135 Microvast Holdings, Inc.* 78,398
39,311 Miller Industries, Inc. 1,977,343
15,999 Omega Flex, Inc. 471,330
7,665 Park-Ohio Holdings Corp. 306,063
11,272 Standex International Corp. 3,342,148
64,537 Trinity Industries, Inc. 2,016,136
32,199,432
Marine Transportation – 0.5%
220,469 Costamare , Inc. (Monaco) 3,434,907
275,596 Safe Bulkers, Inc. (Monaco) 2,152,405
5,587,312
Media – 0.5%
3,320 Cable One, Inc.* 132,767
218,764 EW Scripps Co. (The), Class A* 614,727
98,154 Gray Media, Inc. 396,542
59,427 John Wiley & Sons, Inc., Class A 3,102,089
24,235 MNTN, Inc., Class A* 223,447
24,693 Scholastic Corp. 1,003,770
5,473,342
Metals & Mining – 2.9%
1,780
Alpha Metallurgical Resources,
Inc.* 244,145
13,091 Ampco -Pittsburgh Corp.* 105,252

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Metals & Mining – (continued)
9,470
Caledonia Mining Corp. PLC
(South Africa) $ 174,153
49,966 Century Aluminum Co.* 2,236,978
107,419 Commercial Metals Co. 7,381,834
123,688 Constellium SE* 3,436,053
35,049 Critical Metals Corp. (Austria)*
(a)
192,419
91,748 Ferroglobe PLC 291,759
10,768 Friedman Industries, Inc. 358,036
50,529
Hycroft Mining Holding Corp.,
Class A* 986,831
96,411 Ivanhoe Electric, Inc.* 882,161
29,198 Kaiser Aluminum Corp. 4,662,337
20,348 Materion Corp. 4,290,172
8,435 Metallus , Inc.* 169,712
4,493 Ryerson Holding Corp. 124,860
93,052 SSR Mining, Inc. (Canada)* 2,383,992
85,680 United States Antimony Corp.* 434,397
6,504 USA Rare Earth, Inc.* 97,235
11,374 Warrior Met Coal, Inc. 903,209
4,671 Worthington Steel, Inc. 168,203
29,523,738
Mortgage Real Estate Investment Trusts (REITs) – 0.5%
32,801 Arbor Realty Trust, Inc. REIT 164,333
95,414 Ladder Capital Corp. REIT 912,158
26,840 MFA Financial, Inc. REIT 244,512
388,258 Orchid Island Capital, Inc. REIT 2,519,795
24,428
TPG Mortgage Investment Trust,
Inc. REIT 170,263
96,340
TPG RE Finance Trust, Inc.
REIT 767,830
4,778,891
Office REITs – 0.3%
635,735 Brandywine Realty Trust REIT 1,932,634
39,313 Douglas Emmett, Inc. REIT 464,680
7,946
Hudson Pacific Properties, Inc.
REIT* 109,416
2,506,730
Oil, Gas & Consumable Fuels – 4.4%
160,301 Comstock Resources, Inc.* 2,125,591
542,246 Crescent Energy Co., Class A 6,219,562
87,296 Delek US Holdings, Inc. 5,924,780
326,304 DHT Holdings, Inc. 6,059,465
89,179 Encore Energy Corp.* 97,205
44,901 Energy Fuels, Inc.*
(a)
513,667
148,425 Green Plains, Inc.* 2,500,961
1,552 International Seaways, Inc. 149,271
93,515 Kinetik Holdings, Inc. 4,729,054
345,879 Kosmos Energy Ltd. (Ghana)* 930,414
168,449
Magnolia Oil & Gas Corp.,
Class A 4,330,824
453,239 Nordic American Tankers Ltd. 2,959,651
60,058 Northern Oil & Gas, Inc. 1,270,227
22,895 PBF Energy, Inc., Class A 1,654,851
34,138 REX American Resources Corp.* 1,469,300
35,157 SandRidge Energy, Inc. 489,385
28,767 Scorpio Tankers, Inc. (Monaco) 2,239,799
Shares Description Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
13,122
Teekay Tankers Ltd., Class A
(Canada) $ 1,041,493
44,705,500
Passenger Airlines – 0.8%
8,846 Allegiant Travel Co.* 867,616
43,092 Frontier Group Holdings, Inc.* 290,871
139,139 JetBlue Airways Corp.* 839,008
59,382 SkyWest, Inc.* 6,352,092
8,349,587
Personal Care Products – 0.0%
40,947 Herbalife Ltd.* 508,562
Pharmaceuticals – 1.6%
5,708 Alto Neuroscience, Inc.* 154,516
9,885 Alumis , Inc.* 279,251
232,604 Amneal Pharmaceuticals, Inc.* 4,261,305
16,899 Definium Therapeutics, Inc.* 735,445
5,975 Edgewise Therapeutics, Inc.* 229,619
36,906 Fulcrum Therapeutics, Inc.* 132,124
3,273 Indivior Pharmaceuticals, Inc.* 130,953
10,193 Innoviva , Inc.* 213,747
4,514 Ligand Pharmaceuticals, Inc.* 1,297,956
20,383 Liquidia Corp.* 1,714,414
8,833 MBX Biosciences, Inc.* 582,360
16,772 Nektar Therapeutics* 1,185,277
15,368 Omeros Corp.*
(a)
181,957
23,152 Phathom Pharmaceuticals, Inc.* 202,580
10,978 Rapport Therapeutics, Inc.* 449,878
50,019 Relmada Therapeutics, Inc.* 265,601
40,597 Supernus Pharmaceuticals, Inc.* 1,811,844
24,481 Tarsus Pharmaceuticals, Inc.* 1,445,358
2,107 VeraDermics , Inc.* 221,235
65,647 Xeris Biopharma Holdings, Inc.* 530,428
16,025,848
Professional Services – 0.5%
2,517 Barrett Business Services, Inc. 98,264
22,819 Concentrix Corp. 561,347
40,103 ManpowerGroup, Inc. 2,102,199
321,608 Upwork, Inc.* 2,945,929
5,707,739
Real Estate Management & Development – 0.1%
189,695 Opendoor Technologies, Inc.* 715,150
147,251
Real Brokerage, Inc. (The)
(Canada)*
(a)
235,602
950,752
Residential REITs – 0.6%
109,319
NexPoint Residential Trust, Inc.
REIT 2,854,319
177,100 UMH Properties, Inc. REIT 2,675,981
5,530,300
Retail REITs – 0.9%
48,578 Kite Realty Group Trust REIT 1,390,302
17,484 Macerich Co. (The) REIT 451,786
158,747 Phillips Edison & Co., Inc. REIT 6,745,160
23,783 Tanger , Inc. REIT 967,017
9,554,265

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 2.0%
18,039
ACM Research, Inc., Class A
(China)* $ 1,415,520
6,062
Alpha & Omega Semiconductor
Ltd.* 192,408
17,130 Ambiq Micro, Inc.* 1,089,297
6,739 Amtech Systems, Inc.* 103,376
35,231 AXT, Inc.* 2,129,009
83,232 Cohu , Inc.* 3,994,304
22,345 Diodes, Inc.* 1,839,440
1,038 Impinj , Inc.* 157,112
12,543
Kulicke & Soffa Industries, Inc.
(Singapore) 1,118,836
23,467 MaxLinear , Inc.* 1,568,065
23,800 PDF Solutions, Inc.* 1,096,942
4,330 QuickLogic Corp.* 56,766
78,246 Rigetti Computing, Inc.*
(a)
1,169,778
10,768 Silicon Laboratories, Inc.* 2,342,040
23,791 Toyo Co. Ltd. (Japan)* 122,524
17,624 Ultra Clean Holdings, Inc.* 1,468,255
19,863,672
Software – 5.4%
244,509 8x8, Inc.* 464,567
5,283 A10 Networks, Inc. 156,218
16,660 Agilysys, Inc.* 1,751,966
91,481 Alkami Technology, Inc.* 1,662,210
83,167 Asana, Inc., Class A* 691,949
441,659 AvePoint, Inc.* 5,754,817
50,455 Cerence , Inc.* 429,877
24,496 Cipher Digital Inc* 546,751
46,537 Cleanspark , Inc.* 640,349
41,745 Clear Secure, Inc., Class A 2,305,994
22,299 Consensus Cloud Solutions, Inc.* 811,684
176,925 Digital Turbine, Inc.* 1,426,016
193,374 Domo, Inc., Class B* 713,550
7,243
D-Wave Quantum, Inc.
(Canada)* 130,953
70,040 eGain Corp.* 477,673
168,367 Freshworks , Inc., Class A* 1,911,807
28,953 Hut 8 Corp.* 3,116,211
67,632 Intapp , Inc.* 2,210,890
78,200 MARA Holdings, Inc.* 885,224
44,535 N-able, Inc.* 208,424
116,820 Ooma , Inc.* 2,540,835
127,786 Progress Software Corp.* 5,186,834
44,020 Q2 Holdings, Inc.* 2,679,497
97,726 Rapid7, Inc.* 943,056
40,773 Red Violet, Inc.* 2,828,831
93,773 Riot Platforms, Inc.* 1,891,401
77,059 Silvaco Group, Inc.* 599,519
51,775 SoundHound AI, Inc., Class A*
(a)
317,381
54,484 Telos Corp.* 241,909
39,391 Tenable Holdings, Inc.* 1,285,722
15,549 Varonis Systems, Inc.* 621,183
174,930 Vertex, Inc., Class A* 2,258,346
44,127 Weave Communications, Inc.* 288,591
41,019 Xperi , Inc.* 316,256
295,802
Zeta Global Holdings Corp.,
Class A* 6,389,323
54,685,814
Shares Description Value
Common Stocks – (continued)
Specialized REITs – 0.4%
41,962
Four Corners Property Trust, Inc.
REIT $ 1,074,227
92,682
Smartstop Self Storage REIT,
Inc. REIT 3,108,554
4,182,781
Specialty Retail – 2.6%
57,940 Advance Auto Parts, Inc.
(a)
3,217,988
18,423 Barnes & Noble Education, Inc. 229,182
28,851 Bed Bath & Beyond, Inc.* 145,698
1,993 Boot Barn Holdings, Inc.* 296,937
14,298 Buckle, Inc. (The) 625,823
371,652
Camping World Holdings, Inc.,
Class A 2,300,526
32,230 Citi Trends, Inc.* 2,148,774
194,664 RealReal , Inc. (The)* 2,353,488
54,353 Sally Beauty Holdings, Inc.* 813,664
56,576 Shoe Station Group, Inc. 859,955
14,849 Signet Jewelers Ltd. 1,379,472
156,713 ThredUp , Inc., Class A* 905,801
208,049 Upbound Group, Inc. 4,034,070
61,260 Victoria's Secret & Co.* 5,432,537
85,444 Zumiez, Inc.* 1,680,684
26,424,599
Technology Hardware, Storage & Peripherals – 0.2%
58,120 Corsair Gaming, Inc.* 616,653
66,955 Eastman Kodak Co.* 562,422
35,029 One Stop Systems, Inc.* 428,405
1,607,480
Textiles, Apparel & Luxury Goods – 1.5%
283,003 Figs, Inc., Class A* 3,028,132
49,239 G-III Apparel Group Ltd. 1,792,792
78,123 Movado Group, Inc. 2,982,736
11,566 Rocky Brands, Inc. 564,884
138,817 Steven Madden Ltd. 6,396,687
14,765,231
Tobacco – 0.2%
29,936 Turning Point Brands, Inc. 2,233,525
Trading Companies & Distributors – 0.5%
26,694 Boise Cascade Co. 2,038,888
233,594 Custom Truck One Source, Inc.* 2,370,979
3,905 DXP Enterprises, Inc.* 613,163
977 Herc Holdings, Inc. 146,687
5,416 Xometry , Inc., Class A* 464,259
5,633,976
Water Utilities – 0.0%
4,340 American States Water Co. 371,678
Wireless Telecommunication Services – 0.3%
215,678 Gogo, Inc.* 901,534
22,076 Spok Holdings, Inc. 240,628
43,491
Telephone and Data Systems,
Inc. 1,460,428
2,602,590
TOTAL COMMON STOCKS
(Cost $903,452,018)
984,807,134

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Additional Investment Information
Shares Dividend Rate Value
aa
Investment Company – 0.8%
(b)
Goldman Sachs Central Government Fund -
Institutional Shares
7,957,748 3.760% $ 7,957,748
(Cost $7,957,748)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $911,409,766)
992,764,882
a
Securities Lending Reinvestment Vehicle – 0.9%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
8,872,904 3.571% 8,872,904
(Cost $8,872,904)
TOTAL INVESTMENTS – 99.2%
(Cost $920,282,670)
$ 1,001,637,786
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.8%
7,788,528
NET ASSETS – 100.0%
$ 1,009,426,314
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At July 31, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 146 09/18/26 $ 21,447,400 $ (274,256)

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 96.7%
Aerospace & Defense – 3.0%
8,794 AAR Corp.* $ 1,231,512
3,421 Aevex Corp., Class A* 56,891
21,081 Astronics Corp.* 1,464,919
32,226 Eve Holding, Inc.* 74,764
16,435 Firefly Aerospace, Inc.* 334,124
27,166 Mercury Systems, Inc.* 2,637,819
8,567 Moog, Inc., Class A 3,339,845
9,835 Park Aerospace Corp. 333,406
11,921 Satellogic , Inc., Class A* 42,677
45,969 Sidus Space, Inc., Class A*
(a)
80,905
7,888
Voyager Technologies, Inc., Class
A* 193,493
9,790,355
Air Freight & Logistics – 0.0%
7,238 Forward Air Corp.* 101,694
Automobile Components – 0.4%
12,464 Cooper-Standard Holdings, Inc.* 367,314
32,810 Dana, Inc. 883,573
11,979 Holley, Inc.* 31,984
1,282,871
Automobiles – 0.0%
5,929 Lucid Group, Inc.*
(a)
43,756
Banks – 2.4%
10,446 Bancorp, Inc. (The)* 700,613
1,515 Esquire Financial Holdings, Inc. 195,768
41,171 First Financial Bankshares , Inc. 1,446,749
1,274 First Internet Bancorp 37,532
728 German American Bancorp, Inc. 37,041
23,295 Glacier Bancorp, Inc. 1,148,210
13,653 International Bancshares Corp. 1,045,001
574 Pathward Financial, Inc. 50,650
21,016 ServisFirst Bancshares, Inc. 1,880,932
5,709 Stock Yards Bancorp, Inc. 485,836
4,922 UMB Financial Corp. 717,283
5,741 United Community Banks, Inc. 203,461
7,949,076
Beverages – 0.2%
7,336 National Beverage Corp. 232,111
7,123 Vita Coco Co., Inc. (The)* 469,691
701,802
Biotechnology – 15.3%
22,979 Absci Corp.* 178,777
89,657 ACADIA Pharmaceuticals, Inc.* 2,319,427
41,594 ADMA Biologics, Inc.* 351,885
38,173 Alector , Inc.* 57,641
83,966 ALX Oncology Holdings, Inc.* 162,894
19,276 AnaptysBio , Inc.* 1,028,567
139,047 Annexon , Inc.* 708,444
104,593 Arbutus Biopharma Corp.* 453,934
8,178 Arcus Biosciences, Inc.* 230,538
31,881 Arcutis Biotherapeutics, Inc.* 856,324
117,060 Ardelyx , Inc.* 579,447
35,085 ArriVent Biopharma, Inc.* 1,046,235
8,636 Atrium Therapeutics, Inc.* 98,019
112,995
Aurinia Pharmaceuticals, Inc.
(Canada)* 1,681,366
28,004 Beam Therapeutics, Inc.* 714,662
Shares Description Value
Common Stocks – (continued)
Biotechnology – (continued)
42,042 BioCryst Pharmaceuticals, Inc.* $ 377,537
78,121 Biohaven Ltd.* 1,054,634
11,730
Bright Minds Biosciences, Inc.
(Canada)* 859,340
66,996 Cabaletta Bio, Inc.* 179,549
17,226 Candel Therapeutics, Inc.* 172,432
10,062 Celcuity , Inc.* 869,156
42,518 Celldex Therapeutics, Inc.* 1,618,235
33,128 Cogent Biosciences, Inc.* 1,289,673
29,030 Corvus Pharmaceuticals, Inc.* 384,938
43,752 CytomX Therapeutics, Inc.* 135,631
49,836 Denali Therapeutics, Inc.* 1,147,225
14,780 Design Therapeutics, Inc.* 180,020
5,244 Dianthus Therapeutics, Inc.* 560,689
23,432 Editas Medicine, Inc.* 60,455
129,548 Eledon Pharmaceuticals, Inc.* 437,872
3,567 Enanta Pharmaceuticals, Inc.* 44,944
44,624 Erasca , Inc.* 809,926
2,056 Evommune , Inc.* 23,130
3,411 Greenwich Lifesciences, Inc.*
(a)
46,049
21,363 Hyperliquid Strategies, Inc.* 132,664
2,071 Ideaya Biosciences, Inc.* 73,521
57,631 ImmunityBio , Inc.*
(a)
413,214
30,058 Immunome, Inc.* 684,120
26,454 Immunovant , Inc.* 1,021,653
4,714 Inhibrx Biosciences, Inc.* 386,784
50,061 Iovance Biotherapeutics, Inc.* 203,748
87,852 Ironwood Pharmaceuticals, Inc.* 371,614
18,030 Jade Biosciences, Inc.* 356,093
6,925
Kiniksa Pharmaceuticals
International PLC* 514,805
26,412 Kodiak Sciences, Inc.* 1,098,211
4,444 Krystal Biotech, Inc.* 1,515,937
19,470 Kura Oncology, Inc.* 175,425
12,018 Kymera Therapeutics, Inc.* 1,242,661
7,006 Kyverna Therapeutics, Inc.* 51,144
23,226 Larimar Therapeutics, Inc.* 88,723
21,557 MacroGenics , Inc.* 79,545
21,977 MeiraGTx Holdings PLC* 259,109
5,754 Mineralys Therapeutics, Inc.* 146,842
17,460 Novavax, Inc.* 127,807
13,057 ORIC Pharmaceuticals, Inc.* 144,541
1,529 Palvella Therapeutics, Inc.* 212,592
6,265 Praxis Precision Medicines, Inc.* 1,928,555
25,913 Prelude Therapeutics, Inc.* 119,200
51,258 Prime Medicine, Inc.* 149,673
5,355 Protagonist Therapeutics, Inc.* 731,707
42,020 Protalix BioTherapeutics , Inc.* 99,587
439 PTC Therapeutics, Inc.* 29,856
54,979 Rezolute , Inc.* 259,501
13,780 Rhythm Pharmaceuticals, Inc.* 1,367,665
4,769 Rigel Pharmaceuticals, Inc.* 175,547
52,198 Rocket Pharmaceuticals, Inc.* 162,336
84,863 Sana Biotechnology, Inc.* 265,621
18,270 Sarepta Therapeutics, Inc.* 271,492
22,834 Scholar Rock Holding Corp.* 1,079,934
26,352
SELLAS Life Sciences Group,
Inc.*
(a)
263,784
18,649 Spyre Therapeutics, Inc.* 1,833,756
13,476 Sutro Biopharma, Inc.* 325,715

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Biotechnology – (continued)
38,606 Syndax Pharmaceuticals, Inc.* $ 735,444
49,178 Tango Therapeutics, Inc.* 1,336,658
36,512 TG Therapeutics, Inc.* 1,899,719
26,648 Travere Therapeutics, Inc.* 1,489,357
28,346 Twist Bioscience Corp.* 2,595,076
6,620 Vera Therapeutics, Inc.* 212,502
38,170 Veracyte , Inc.* 1,768,034
18,933 Verastem , Inc.* 109,811
9,586 Viridian Therapeutics, Inc.* 181,367
2,162
Xenon Pharmaceuticals, Inc.
(Canada)* 135,493
14,117 Zenas Biopharma, Inc.* 443,838
2,314 Zymeworks , Inc.* 50,769
50,042,345
Building Products – 0.4%
12,959 Griffon Corp. 1,116,677
5,857
Zurn Elkay Water Solutions
Corp. 295,837
1,412,514
Capital Markets – 2.8%
88,462 BGC Group, Inc., Class A 1,019,082
16,362
Donnelley Financial Solutions,
Inc.* 773,923
106,685 GCM Grosvenor, Inc., Class A 1,331,429
92,238
Patria Investments Ltd., Class A
(Cayman Islands) 998,015
6,555 Perella Weinberg Partners 115,696
11,699 Piper Sandler Cos. 886,784
4,621 PJT Partners, Inc., Class A 777,760
42,963 Ridgepost Capital, Inc., Class A 370,341
43,007 StepStone Group, Inc., Class A 1,886,287
12,551 StoneX Group, Inc.* 961,030
9,120,347
Chemicals – 1.9%
16,432 Balchem Corp. 2,753,264
4,955 Chemours Co. (The) 82,303
11,698 Hawkins, Inc. 1,497,695
9,028 Innospec, Inc. 776,227
3,456 PureCycle Technologies, Inc.*
(a)
22,015
8,544 Sensient Technologies Corp. 1,056,636
6,188,140
Commercial Services & Supplies – 0.7%
78,783 ACV Auctions, Inc., Class A* 590,085
10,469 Brink’s Co. (The) 1,240,053
13,587 Liquidity Services, Inc.* 529,621
2,359,759
Communications Equipment – 0.3%
32,665 ADTRAN Holdings, Inc.* 277,979
39,165 Lantronix , Inc.* 210,708
78,050 Ondas, Inc.*
(a)
584,594
1,073,281
Construction & Engineering – 2.1%
2,937 Argan, Inc. 1,675,353
1,025
Cardinal Infrastructure Group,
Inc., Class A* 63,437
24,221 Centuri Holdings, Inc.* 674,313
Shares Description Value
Common Stocks – (continued)
Construction & Engineering – (continued)
27,281
Construction Partners, Inc., Class
A* $ 2,819,492
2,533 Granite Construction, Inc. 306,417
670 Legence Corp., Class A* 42,833
1,380 Limbach Holdings, Inc.* 98,946
3,015 MYR Group, Inc.* 1,004,658
6,685,449
Construction Materials – 0.5%
21,168 Knife River Corp.* 1,548,863
Consumer Finance – 1.1%
2,745 Dave, Inc.* 1,023,034
5,526 FirstCash Holdings, Inc. 1,127,359
9,366 LendingTree, Inc.* 298,401
30,459 Oportun Financial Corp.* 168,743
34,349 Upstart Holdings, Inc.* 942,536
3,560,073
Diversified Consumer Services – 1.6%
1,768
American Public Education,
Inc.* 85,766
2,637 Carriage Services, Inc. 106,456
23,419 Frontdoor , Inc.* 1,700,922
28,863 Laureate Education, Inc.* 1,105,741
13,184
Lincoln Educational Services
Corp.* 551,355
24,834
OneSpaWorld Holdings Ltd.
(Bahamas) 639,724
3,482 Stride, Inc.* 279,570
20,572
Universal Technical Institute,
Inc.* 808,685
5,278,219
Diversified Telecommunication Services – 0.4%
12,174 Bandwidth, Inc., Class A* 476,490
68,569
Cogent Communications
Holdings, Inc. 925,682
1,402,172
Electrical Equipment – 1.8%
16,215 Allient , Inc. 1,418,164
35,524
American Superconductor
Corp.* 1,043,340
40,189 Amprius Technologies, Inc.* 385,814
39,117 Energy Vault Holdings, Inc.* 111,483
12,493 Fluence Energy, Inc.* 174,028
429,151 Plug Power, Inc.* 884,051
11,810
Power Solutions International,
Inc.* 326,074
2,567 Preformed Line Products Co. 916,368
3,408
Shoals Technologies Group, Inc.,
Class A* 29,786
62,581 Sunrun, Inc.* 613,920
18,684 Tigo Energy, Inc.* 35,686
5,938,714
Electronic Equipment, Instruments & Components – 3.8%
11,656 Arlo Technologies, Inc.* 171,576
23,262 Belden, Inc. 2,885,651
12,996 Benchmark Electronics, Inc. 1,036,691
62,032 Knowles Corp.* 2,269,751

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
2,204
LightPath Technologies, Inc.,
Class A* $ 22,856
5,151
Napco Security Technologies,
Inc. 190,999
17,620 nLight , Inc.* 1,212,256
18,619 Novanta, Inc.* 2,654,138
7,522 Plexus Corp.* 1,890,580
12,334,498
Energy Equipment & Services – 3.2%
64,267 Archrock , Inc. 2,298,188
24,992 Atlas Energy Solutions, Inc. 269,664
13,518 Cactus, Inc., Class A 878,805
2,139 Core Laboratories, Inc. 22,759
4,044
Energy Services of America
Corp. 58,153
7,091
Forum Energy Technologies,
Inc.* 444,393
96,403
Helix Energy Solutions Group,
Inc.* 916,792
29,779 Kodiak Gas Services, Inc. 1,748,325
3,623 Nabors Industries Ltd.* 310,382
37,574
National Energy Services
Reunited Corp.* 1,012,995
7,947 Oceaneering International, Inc.* 387,655
61,510 ProPetro Holding Corp.* 682,761
7,176
Solaris Oilfield Infrastructure,
Inc. 368,918
14,646 Tidewater, Inc.* 1,099,329
10,499,119
Entertainment – 1.8%
25,764
AMC Entertainment Holdings,
Inc., Class A* 72,654
93,482 CuriosityStream , Inc. 228,096
51,665 IMAX Corp.* 2,471,654
29,420
Madison Square Garden
Entertainment Corp.* 2,272,989
13,268 Marcus Corp. (The) 386,099
47,469 Stubhub Holdings, Inc., Class A* 400,638
5,832,130
Financial Services – 1.5%
21,304 Bladex, Inc. (Panama) 1,247,349
25,079 NCR Atleos Corp.* 1,179,465
20,985
Paymentus Holdings, Inc., Class
A* 715,588
65,726 Paysign , Inc.* 588,905
2,859 Remitly Global, Inc.* 65,099
5,836 Sezzle , Inc.* 903,121
4,699,527
Food Products – 0.0%
101,840 BRC, Inc., Class A* 104,895
Ground Transportation – 0.7%
3,551 ArcBest Corp. 512,587
10,232 Covenant Logistics Group, Inc. 363,440
15,855 RXO, Inc.* 321,064
25,259 Werner Enterprises, Inc. 945,192
2,142,283
Shares Description Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 3.9%
87,239 Alphatec Holdings, Inc.* $ 830,515
59,926 AtriCure , Inc.* 2,262,806
29,813 Axogen , Inc.* 1,258,407
61,293 Butterfly Network, Inc.* 435,793
189,689 Cerus Corp.* 407,831
17,997 CVRx , Inc.* 93,134
6,892 Electromed , Inc.* 280,711
6,138 Enovis Corp.* 178,923
21,359 Haemonetics Corp.* 1,827,049
8,475 iRadimed Corp. 770,039
5,489 iRhythm Holdings, Inc.* 643,146
7,046
Kestra Medical Technologies
Ltd.* 160,860
12,028 LeMaitre Vascular, Inc. 1,218,677
14,157 Novocure Ltd.* 210,090
20,896 Procept Biorobotics Corp.* 389,084
2,883 Pro-Dex, Inc.* 168,857
3,294 Pulse Biosciences, Inc.*
(a)
115,718
28,835 SI-BONE, Inc.* 512,110
6,918 Tandem Diabetes Care, Inc.* 134,901
10,851 TransMedics Group, Inc.* 830,210
12,728,861
Health Care Providers & Services – 4.4%
90,255 Alignment Healthcare, Inc.* 1,340,287
5,607 Astrana Health, Inc.* 199,385
20,233
Aveanna Healthcare Holdings,
Inc.* 189,988
4,732
BrightSpring Health Services,
Inc.* 282,548
6,085 Brookdale Senior Living, Inc.* 88,841
54,072
Clover Health Investments
Corp.* 225,480
56,922
Community Health Systems,
Inc.* 158,812
748 GeneDx Holdings Corp.* 48,702
13,205
Guardian Pharmacy Services,
Inc., Class A* 521,994
30,501 HealthEquity, Inc.* 3,068,706
39,033 Hims & Hers Health, Inc.* 1,083,946
12,208 Hinge Health, Inc., Class A* 912,060
5,162 InfuSystem Holdings, Inc.* 47,181
54,334 LifeStance Health Group, Inc.* 569,420
3,271 Nutex Health, Inc.* 482,243
66,367 Oncology Institute, Inc. (The)* 322,544
41,571 Option Care Health, Inc.* 957,380
4,983 PACS Group, Inc.* 229,268
40,439 Pennant Group, Inc. (The)* 1,630,500
50,965 Privia Health Group, Inc.* 1,206,342
57,971 Viemed Healthcare, Inc.* 676,522
14,242,149
Health Care Technology – 0.0%
4,257 HeartFlow , Inc.* 107,404
Hotel & Resort REITs – 0.5%
28,780
DiamondRock Hospitality Co.
REIT 381,047
2,732 Pebblebrook Hotel Trust REIT 52,181
5,366
Ryman Hospitality Properties,
Inc. REIT 717,166

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Hotel & Resort REITs – (continued)
43,680
Sunstone Hotel Investors, Inc.
REIT $ 514,114
1,664,508
Hotels, Restaurants & Leisure – 2.8%
19,326
Black Rock Coffee Bar, Inc.,
Class A* 155,768
43,472 Bloomin' Brands, Inc. 376,468
7,886 Brinker International, Inc.* 1,685,238
33,384 Cheesecake Factory, Inc. (The) 3,385,805
3,233 Kura Sushi USA, Inc., Class A* 148,944
11,706 Monarch Casino & Resort, Inc. 1,436,911
3,602 Navan, Inc., Class A* 95,885
9,870 Portillo's, Inc., Class A* 45,106
3,602 RCI Hospitality Holdings, Inc. 90,374
14,571 Rush Street Interactive, Inc.* 392,106
216,505 Sabre Corp.* 400,534
5,618 Shake Shack, Inc., Class A* 352,530
37,037
Super Group SGHC Ltd.
(Guernsey) 518,518
8,806 Wendy's Co. (The)
(a)
64,812
9,148,999
Household Durables – 1.0%
2,230 Green Brick Partners, Inc.* 157,728
11,419 Installed Building Products, Inc. 2,545,752
9,747 LGI Homes, Inc.* 531,894
3,235,374
Household Products – 1.3%
96,965 Energizer Holdings, Inc. 2,033,356
9,483 WD-40 Co. 2,153,969
4,187,325
Insurance – 2.0%
46,747
Accelerant Holdings, Class A
(Cayman Islands)* 555,354
32,212 AMERISAFE, Inc. 935,437
33,050
Baldwin Insurance Group, Inc.
(The), Class A* 916,807
40,661 Lemonade, Inc.* 1,964,333
57,351 Oscar Health, Inc., Class A* 1,790,498
33,570 Porch Group, Inc.* 485,086
6,647,515
Interactive Media & Services – 0.7%
1,310 Cargurus , Inc.* 47,474
19,996 EverQuote , Inc., Class A* 504,299
98,071 QuinStreet , Inc.* 1,520,101
43,212 ZipRecruiter, Inc., Class A* 170,255
2,242,129
IT Services – 0.9%
8,219 Backblaze , Inc., Class A* 112,765
33,578 Crexendo , Inc.* 231,017
88,425 Fastly, Inc., Class A* 2,003,710
7,854 Hackett Group, Inc. (The) 84,195
30,242 TSS, Inc.* 300,001
2,731,688
Leisure Products – 0.1%
2,499 Acushnet Holdings Corp. 253,074
Shares Description Value
Common Stocks – (continued)
Leisure Products – (continued)
765 Johnson Outdoors, Inc., Class A $ 35,886
288,960
Life Sciences Tools & Services – 0.7%
86,238 Adaptive Biotechnologies Corp.* 1,946,392
25,358 Alpha Teknova , Inc.*
(a)
126,790
95,716
Pacific Biosciences of California,
Inc.* 134,002
2,207,184
Machinery – 4.0%
23,541 3D Systems Corp.* 62,148
6,977 Blue Bird Corp.* 519,019
9,134 CECO Environmental Corp.* 601,839
5,095 Douglas Dynamics, Inc. 224,843
9,037 Enpro , Inc. 2,836,895
5,032 ESCO Technologies, Inc. 1,586,539
11,415 Federal Signal Corp. 1,426,304
10,982 Franklin Electric Co., Inc. 1,150,035
8,062 Kadant , Inc. 2,479,065
1,724 Manitowoc Co., Inc. (The)* 23,878
95,551 Microvast Holdings, Inc.* 77,119
2,587 Miller Industries, Inc. 130,126
10,105 Omega Flex, Inc. 297,693
5,533 Standex International Corp. 1,640,535
1,568 Trinity Industries, Inc. 48,984
13,105,022
Marine Transportation – 0.1%
13,861 Costamare , Inc. (Monaco) 215,954
4,028
Himalaya Shipping Ltd.
(Bermuda)* 63,280
5,853 Safe Bulkers, Inc. (Monaco) 45,712
324,946
Media – 0.4%
528 Cable One, Inc.* 21,115
19,748 John Wiley & Sons, Inc., Class A 1,030,845
12,908 MNTN, Inc., Class A* 119,012
1,170,972
Metals & Mining – 2.9%
17,928 Ampco -Pittsburgh Corp.* 144,141
26,782 Century Aluminum Co.* 1,199,030
47,008 Constellium SE* 1,305,882
29,692 Critical Metals Corp. (Austria)*
(a)
163,009
25,305
Hycroft Mining Holding Corp.,
Class A* 494,207
71,461 Ivanhoe Electric, Inc.* 653,868
10,798 Kaiser Aluminum Corp. 1,724,225
9,785 Materion Corp. 2,063,070
36,533
Novagold Resources, Inc.
(Canada)* 212,987
18,043 Silver Bow Mining Corp.* 117,099
9,597
U.S. Goldmining, Inc.
(Canada)*
(a)
73,321
66,241 United States Antimony Corp.* 335,842
18,336 USA Rare Earth, Inc.* 274,123
7,455 Warrior Met Coal, Inc. 592,002
9,352,806

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 2.2%
33,791 Comstock Resources, Inc.* $ 448,069
4,920 Crescent Energy Co., Class A 56,432
18,662 Delek US Holdings, Inc. 1,266,590
102,881 DHT Holdings, Inc. 1,910,500
39,883 Energy Fuels, Inc.*
(a)
456,262
19,501 Green Plains, Inc.* 328,592
75,957
Magnolia Oil & Gas Corp.,
Class A 1,952,854
791 REX American Resources Corp.* 34,045
12,532 Sable Offshore Corp.*
(a)
66,294
71,225 Uranium Energy Corp.* 683,760
7,203,398
Passenger Airlines – 0.1%
34,616 Frontier Group Holdings, Inc.* 233,658
838 SkyWest, Inc.* 89,641
323,299
Pharmaceuticals – 2.8%
8,336 Alto Neuroscience, Inc.* 225,655
13,051 Alumis , Inc.* 368,691
69,755 Amneal Pharmaceuticals, Inc.* 1,277,912
21,554 Definium Therapeutics, Inc.* 938,030
10,550 Edgewise Therapeutics, Inc.* 405,436
2,898 Enliven Therapeutics, Inc.* 158,839
19,515 Indivior Pharmaceuticals, Inc.* 780,795
11,447 Innoviva , Inc.* 240,044
3,539 Ligand Pharmaceuticals, Inc.* 1,017,604
10,579 Liquidia Corp.* 889,800
8,771 MBX Biosciences, Inc.* 578,272
9,857 Nektar Therapeutics* 696,594
22,570 Neumora Therapeutics, Inc.* 36,338
1,793 Omeros Corp.*
(a)
21,229
3,918 Rapport Therapeutics, Inc.* 160,560
31,640 Relmada Therapeutics, Inc.* 168,008
3,918 Supernus Pharmaceuticals, Inc.* 174,860
11,316 Tarsus Pharmaceuticals, Inc.* 668,097
49,000 Xeris Biopharma Holdings, Inc.* 395,920
4,119 Zevra Therapeutics, Inc.* 39,172
9,241,856
Professional Services – 0.6%
20,705 Barrett Business Services, Inc. 808,323
3,502 Insperity, Inc. 177,236
65,982 Upwork, Inc.* 604,395
51,592 Verra Mobility Corp.* 272,922
1,862,876
Real Estate Management & Development – 0.2%
124,131 Opendoor Technologies, Inc.* 467,974
164,313
Real Brokerage, Inc. (The)
(Canada)*
(a)
262,901
730,875
Residential REITs – 0.1%
6,880
NexPoint Residential Trust, Inc.
REIT 179,637
Retail REITs – 0.8%
44,751 Phillips Edison & Co., Inc. REIT 1,901,470
17,764 Tanger , Inc. REIT 722,284
2,623,754
Shares Description Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 4.2%
13,853
ACM Research, Inc., Class A
(China)* $ 1,087,045
4,647 Aehr Test Systems* 371,667
7,178 Ambarella, Inc.* 617,308
10,383 Ambiq Micro, Inc.* 660,255
13,804 Amtech Systems, Inc.* 211,753
19,212 Atomera , Inc.* 99,134
24,095 AXT, Inc.* 1,456,061
24,281 Cohu , Inc.* 1,165,245
4,078 Ichor Holdings Ltd.* 306,951
1,886 Impinj , Inc.* 285,465
11,612
Kulicke & Soffa Industries, Inc.
(Singapore) 1,035,790
15,276 MaxLinear , Inc.* 1,020,742
21,989 Navitas Semiconductor Corp.* 238,801
1,224 NVE Corp. 142,314
14,030 PDF Solutions, Inc.* 646,643
2,197 Penguin Solutions, Inc.* 115,628
12,328 QuickLogic Corp.* 161,620
58,984 Rigetti Computing, Inc.*
(a)
881,811
8,903 Silicon Laboratories, Inc.* 1,936,403
8,378 Toyo Co. Ltd. (Japan)* 43,147
14,548 Ultra Clean Holdings, Inc.* 1,211,994
13,695,777
Software – 8.4%
10,724 A10 Networks, Inc. 317,109
15,059 Agilysys, Inc.* 1,583,604
67,438 Alkami Technology, Inc.* 1,225,348
78,216 Asana, Inc., Class A* 650,757
171,485 AvePoint, Inc.* 2,234,450
14,367 Cerence , Inc.* 122,407
42,034 Cipher Digital Inc* 938,199
25,942 Clear Secure, Inc., Class A 1,433,036
19,271 Core Scientific, Inc.* 399,295
39,080 Digital Turbine, Inc.* 314,985
80,211 Domo, Inc., Class B* 295,979
45,792
D-Wave Quantum, Inc.
(Canada)* 827,919
37,055 eGain Corp.* 252,715
9,809 Hut 8 Corp.* 1,055,743
39,297 Intapp , Inc.* 1,284,619
47,243 Ooma , Inc.* 1,027,535
55,311 Progress Software Corp.* 2,245,073
24,850 Q2 Holdings, Inc.* 1,512,620
9,061 Rapid7, Inc.* 87,439
18,400 Red Violet, Inc.* 1,276,592
41,843 Riot Platforms, Inc.* 843,973
16,611 Silvaco Group, Inc.* 129,234
56,384 SoundHound AI, Inc., Class A*
(a)
345,634
49,490 Tenable Holdings, Inc.* 1,615,354
22,312 Varonis Systems, Inc.* 891,364
98,867 Vertex, Inc., Class A* 1,276,373
63,613 Weave Communications, Inc.* 416,029
124,009
Zeta Global Holdings Corp.,
Class A* 2,678,594
27,281,979
Specialty Retail – 2.8%
6,070 Advance Auto Parts, Inc.
(a)
337,128
7,428 Boot Barn Holdings, Inc.* 1,106,698

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Specialty Retail – (continued)
11,410 Buckle, Inc. (The) $ 499,416
228,858
Camping World Holdings, Inc.,
Class A 1,416,631
9,112 Citi Trends, Inc.* 607,497
15,053 Envela Corp.* 326,349
31,563 RealReal , Inc. (The)* 381,596
2,506 RH* 414,793
45,250 ThredUp , Inc., Class A* 261,545
49,390 Upbound Group, Inc. 957,672
28,693 Victoria's Secret & Co.* 2,544,495
6,504 Zumiez, Inc.* 127,934
8,981,754
Technology Hardware, Storage & Peripherals – 0.3%
15,047 Corsair Gaming, Inc.* 159,649
4,338 CPI Card Group, Inc.* 91,402
10,911 Eastman Kodak Co.* 91,652
27,299 GPGI, Inc. 360,347
16,746 One Stop Systems, Inc.* 204,803
907,853
Textiles, Apparel & Luxury Goods – 1.3%
119,404 Figs, Inc., Class A* 1,277,623
4,385 G-III Apparel Group Ltd. 159,658
3,999 Movado Group, Inc. 152,682
54,230 Steven Madden Ltd. 2,498,918
4,088,881
Tobacco – 0.2%
8,729 Turning Point Brands, Inc. 651,271
Trading Companies & Distributors – 1.0%
92,371 Custom Truck One Source, Inc.* 937,565
8,195 DXP Enterprises, Inc.* 1,286,779
2,694 Herc Holdings, Inc. 404,477
5,274 Karat Packaging, Inc. 212,226
5,432 Xometry , Inc., Class A* 465,631
3,306,678
Wireless Telecommunication Services – 0.1%
92,586 Gogo, Inc.* 387,009
TOTAL COMMON STOCKS
(Cost $291,566,497)
314,944,621
Shares Dividend Rate Value
aa
Investment Company – 1.8%
(b)
Goldman Sachs Central Government Fund -
Institutional Shares
5,874,084 3.760% 5,874,084
(Cost $5,874,084)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $297,440,581)
320,818,705
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 1.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,369,285 3.571% $ 4,369,285
(Cost $4,369,285)
TOTAL INVESTMENTS – 99.8%
(Cost $301,809,866)
$ 325,187,990
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
543,174
NET ASSETS – 100.0%
$ 325,731,164
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At July 31, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 63 09/18/26 $ 9,254,700 $ (163,729)

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 97.8%
Aerospace & Defense – 0.6%
9,808 Astronics Corp.* $ 681,558
46,586 Mercury Systems, Inc.* 4,523,501
16,718 V2X, Inc.* 1,508,632
8,973 VSE Corp. 1,744,261
8,457,952
Automobile Components – 1.2%
115,054 Adient PLC* 2,420,736
93,348 Cooper-Standard Holdings, Inc.* 2,750,965
51,443 Dauch Corp.* 290,653
64,931 Fox Factory Holding Corp.* 1,168,758
62,022 Gentherm , Inc.* 2,516,853
394,927 Holley, Inc.* 1,054,455
17,645 Motorcar Parts of America, Inc.* 236,443
53,546 Standard Motor Products, Inc. 2,047,064
6,822 Strattec Security Corp.* 599,586
78,015 Versigent PLC* 3,225,920
16,311,433
Automobiles – 0.1%
34,688 Winnebago Industries, Inc. 1,050,353
Banks – 18.5%
11,767 ACNB Corp. 758,736
98,902 Ameris Bancorp 8,625,243
11,804 Arrow Financial Corp. 470,271
254,074 Associated Banc-Corp. 7,845,805
203,081 Atlantic Union Bankshares Corp. 8,616,727
19,680 Avidia Bancorp, Inc. 438,864
17,590 Bar Harbor Bankshares 698,499
26,759 BayCom Corp. 807,587
20,016 California BanCorp 426,341
29,050 Camden National Corp. 1,681,705
73,213 Cathay General Bancorp 4,626,329
22,909 Central Pacific Financial Corp. 902,615
68,071
ChoiceOne Financial Services,
Inc. 2,316,456
83,111 Civista Bancshares, Inc. 2,415,206
34,095 CoastalSouth Bancshares, Inc. 929,771
36,765 Colony Bankcorp , Inc. 805,889
65,750 Community Trust Bancorp, Inc. 5,158,088
15,303 ConnectOne Bancorp, Inc. 504,081
7,350 Eagle Bancorp Montana, Inc. 172,211
16,521 Eastern Bankshares , Inc. 379,322
83,537
Enterprise Financial Services
Corp. 5,539,338
47,509 FB Financial Corp. 2,868,593
22,838
First Community Bankshares ,
Inc. 1,089,829
200,990 First Financial Bancorp 6,799,492
175,785 First Financial Bankshares , Inc. 6,177,085
10,368 First Internet Bancorp 305,441
73,316 First Merchants Corp. 3,162,852
10,426 First Mid Bancshares, Inc. 543,090
22,137 First National Corp. 702,850
7,836 Firstsun Capital Bancorp* 303,096
346,916 Flagstar Bank NA 4,933,146
4,426 Fulton Financial Corp. 107,685
109,769 German American Bancorp, Inc. 5,585,047
170,605 Glacier Bancorp, Inc. 8,409,120
122,930 Hancock Whitney Corp. 9,465,610
Shares Description Value
Common Stocks – (continued)
Banks – (continued)
125,548 Hanmi Financial Corp. $ 4,002,470
2,138
Hingham Institution For Savings
(The)
(a)
609,715
70,027 Home BancShares , Inc. 2,175,739
300,030 Hope Bancorp, Inc. 4,203,420
141,607 Horizon Bancorp, Inc. 2,895,863
88,354 Independent Bank Corp. 7,406,716
95,046 International Bancshares Corp. 7,274,821
20,536 Investar Holding Corp. 618,544
14,768 John Marshall Bancorp, Inc. 342,618
9,974 Midland States Bancorp, Inc. 335,825
58,329 Northrim BanCorp , Inc. 1,546,302
113,787 OFG Bancorp (Puerto Rico) 6,014,781
110,957 Old National Bancorp 2,955,894
50,841 Old Second Bancorp, Inc. 1,285,769
90,475 Origin Bancorp, Inc. 4,951,697
9,349 Orrstown Financial Services, Inc. 399,483
974 Park National Corp. 202,738
21,120 PCB Bancorp 588,614
61,408 Peoples Bancorp, Inc. 2,558,257
6,300 Plumas Bancorp 386,253
14,727 Preferred Bank 1,538,088
49,297 Provident Financial Services, Inc. 1,216,650
12,662 QCR Holdings, Inc. 1,303,553
163,148 Renasant Corp. 7,108,358
19,702 Republic Bancorp, Inc., Class A 1,961,137
90,949 S&T Bancorp, Inc. 4,742,990
63,088
Seacoast Banking Corp. of
Florida 2,191,677
45,949 ServisFirst Bancshares, Inc. 4,112,436
3,925 Sierra Bancorp 159,983
250,377
Simmons First National Corp.,
Class A 5,906,393
34,539 Southern First Bancshares, Inc.* 2,155,234
45,277 Southside Bancshares, Inc. 1,471,955
7,122 Stock Yards Bancorp, Inc. 606,082
102,065 Trustmark Corp. 4,842,984
86,281 UMB Financial Corp. 12,573,730
163,044 United Bankshares , Inc. 7,899,482
218,299 United Community Banks, Inc. 7,736,517
41,742 Valley National Bancorp 596,493
58,332 WaFd , Inc. 2,144,868
72,441 Washington Trust Bancorp, Inc. 2,823,750
178,716 WesBanco , Inc. 7,395,268
15,875 West BanCorp , Inc. 445,294
22,467 Westamerica BanCorp 1,351,390
21,227
Western New England Bancorp,
Inc. 274,465
72,198 WSFS Financial Corp. 5,790,279
243,676,595
Biotechnology – 5.0%
74,426 ACADIA Pharmaceuticals, Inc.* 1,925,401
22,058 Agios Pharmaceuticals, Inc.* 662,181
14,409 AnaptysBio , Inc.* 768,864
199,659 Annexon , Inc.* 1,017,263
47,969 Ardelyx , Inc.* 237,446
21,091 ArriVent Biopharma, Inc.* 628,934
334,685
Aurinia Pharmaceuticals, Inc.
(Canada)* 4,980,113

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Biotechnology – (continued)
74,408 C4 Therapeutics, Inc.* $ 258,940
115,487 Cabaletta Bio, Inc.* 309,505
85,069 Cargo Therapeutics, Inc.*
(b)
—
143,898 Celldex Therapeutics, Inc.* 5,476,758
416,737 Compass Therapeutics, Inc.* 795,968
9,598 Cytokinetics, Inc.* 740,294
399,392 Denali Therapeutics, Inc.* 9,194,004
286,012 Eledon Pharmaceuticals, Inc.* 966,720
14,300 Emergent BioSolutions, Inc.* 103,246
62,089 Enanta Pharmaceuticals, Inc.* 782,321
7,036 Evommune , Inc.* 79,155
16,899 GRAIL, Inc.* 1,158,595
323,422 Hyperliquid Strategies, Inc.* 2,008,451
146,987 Ideaya Biosciences, Inc.* 5,218,038
13,058 Inhibrx Biosciences, Inc.* 1,071,409
49,662 Intellia Therapeutics, Inc.* 530,390
476,998 Iovance Biotherapeutics, Inc.* 1,941,382
13,090 Janux Therapeutics, Inc.* 198,575
45,371 Kodiak Sciences, Inc.* 1,886,526
46,835 Kyverna Therapeutics, Inc.* 341,895
68,875 Lexeo Therapeutics, Inc.* 284,454
329,550 Myriad Genetics, Inc.* 942,513
152,374 Novavax, Inc.* 1,115,378
75,383 Organogenesis Holdings, Inc.* 178,658
156,205 ORIC Pharmaceuticals, Inc.* 1,729,189
2,456 Praxis Precision Medicines, Inc.* 756,030
44,395 Prime Medicine, Inc.* 129,633
26,455 Prothena Corp. PLC (Ireland)* 214,815
72,534 Puma Biotechnology, Inc.* 575,195
197,800
Recursion Pharmaceuticals, Inc.,
Class A* 593,400
72,883 Replimune Group, Inc.* 816,290
4,421 Rigel Pharmaceuticals, Inc.* 162,737
218,419 Rocket Pharmaceuticals, Inc.* 679,283
215,815 Sarepta Therapeutics, Inc.* 3,207,011
23,493 Solid Biosciences, Inc.* 189,353
66,530 Sutro Biopharma, Inc.* 1,608,030
19,865 Tango Therapeutics, Inc.* 539,931
13,835 Tectonic Therapeutic, Inc.* 387,795
2,855 TG Therapeutics, Inc.* 148,546
8,979 Twist Bioscience Corp.* 822,027
28,278 Vanda Pharmaceuticals, Inc.* 144,218
80,021 Veracyte , Inc.* 3,706,573
30,913 Vir Biotechnology, Inc.* 267,707
193,101 Viridian Therapeutics, Inc.* 3,653,471
11,698 Xencor , Inc.* 236,416
66,371,027
Broadline Retail – 0.2%
130,353 Kohl's Corp. 2,494,956
Building Products – 0.6%
94,096 UFP Industries, Inc. 8,161,887
Capital Markets – 0.8%
9,846
Donnelley Financial Solutions,
Inc.* 465,716
61,718 GCM Grosvenor, Inc., Class A 770,241
220,626 StepStone Group, Inc., Class A 9,676,656
10,912,613
Shares Description Value
Common Stocks – (continued)
Chemicals – 2.5%
255,765 Alto Ingredients, Inc.* $ 1,217,441
55,217 Aspen Aerogels, Inc.* 255,655
204,605 Avient Corp. 7,431,254
24,066
Core Molding Technologies,
Inc.* 566,995
28,514 HB Fuller Co. 1,576,824
91,304 Innospec, Inc. 7,850,318
45,408 LSB Industries, Inc.* 494,039
117,691 Mativ Holdings, Inc. 1,027,442
96,888 Minerals Technologies, Inc. 7,386,741
21,928 Quaker Chemical Corp. 3,519,882
31,341 Stepan Co. 2,010,212
33,336,803
Commercial Services & Supplies – 2.0%
80,968 ABM Industries, Inc. 3,879,177
193,204 ACCO Brands Corp. 815,321
440,362 BrightView Holdings, Inc.* 5,742,320
242,765 Deluxe Corp. 6,280,331
144,456 Ennis, Inc. 3,149,141
18,587 Enviri Corp.* 412,260
18,418 Healthcare Services Group, Inc.* 429,139
113,341 Millerknoll , Inc. 2,552,439
86,122 Pitney Bowes, Inc. 1,509,719
66,799 Vestis Corp.* 965,914
25,735,761
Communications Equipment – 0.3%
23,109 NetScout Systems, Inc.* 939,843
4,520 Viasat , Inc.* 347,723
186,816 Vistance Networks, Inc.* 2,193,220
3,480,786
Construction & Engineering – 0.4%
45,715
Construction Partners, Inc., Class
A* 4,724,645
80,122 Matrix Service Co.* 929,415
5,654,060
Consumer Finance – 0.5%
43,091 LendingTree, Inc.* 1,372,879
368,971 Oportun Financial Corp.* 2,044,099
21,818 PRA Group, Inc.* 378,979
28,413 PROG Holdings, Inc. 1,250,740
34,028 Regional Management Corp. 1,098,084
24,084 Upstart Holdings, Inc.* 660,865
6,805,646
Consumer Staples Distribution & Retail – 0.2%
7,823 United Natural Foods, Inc.* 397,643
21,692 Weis Markets, Inc.
(a)
1,671,369
2,069,012
Containers & Packaging – 0.2%
310,192 O-I Glass, Inc.* 2,217,873
Diversified Consumer Services – 0.5%
6,029 Graham Holdings Co., Class B 7,256,143
Diversified REITs – 0.2%
240,802 Global Net Lease, Inc. REIT 2,099,793
Diversified Telecommunication Services – 0.3%
18,720 Bandwidth, Inc., Class A* 732,701

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
25,709
Cogent Communications
Holdings, Inc. $ 347,071
92,685
Liberty Latin America Ltd., Class
A (Puerto Rico)* 755,383
401,313 Lumen Technologies, Inc.* 2,560,377
4,395,532
Electric Utilities – 0.0%
8,474 Genie Energy Ltd., Class B 117,873
Electrical Equipment – 1.0%
4,867 Allient , Inc. 425,668
35,545
American Superconductor
Corp.* 1,043,957
36,838 Array Technologies, Inc.* 192,294
47,320 Atkore, Inc. 3,452,467
118,668
Babcock & Wilcox Enterprises,
Inc.* 1,105,986
1,402 Preformed Line Products Co. 500,486
594,141 Sunrun, Inc.* 5,828,523
12,549,381
Electronic Equipment, Instruments & Components – 2.3%
4,909 Belden, Inc. 608,961
103,851 Benchmark Electronics, Inc. 8,284,194
11,926 Insight Enterprises, Inc.* 1,537,619
15,113 Itron , Inc.* 1,506,162
211,450 Knowles Corp.* 7,736,956
2,470 Novanta, Inc.* 352,099
75,065 PC Connection, Inc. 6,284,442
37,747 Powerfleet , Inc.* 147,968
125,290 Vishay Intertechnology , Inc. 4,287,424
30,745,825
Energy Equipment & Services – 2.1%
250,936 Atlas Energy Solutions, Inc. 2,707,599
184,894 Core Laboratories, Inc. 1,967,272
101,951
Forum Energy Technologies,
Inc.* 6,389,269
630,420
Helix Energy Solutions Group,
Inc.* 5,995,294
2,643 Kodiak Gas Services, Inc. 155,171
41,890 Nabors Industries Ltd.* 3,588,716
278,799 Patterson-UTI Energy, Inc. 2,921,814
47,854
Ranger Energy Services, Inc.,
Class A 768,057
709,248 Transocean Ltd.* 3,773,199
28,266,391
Entertainment – 0.9%
662,937
AMC Entertainment Holdings,
Inc., Class A* 1,869,482
36,565 CuriosityStream , Inc. 89,219
4,834 IMAX Corp.* 231,259
2,722
Madison Square Garden
Entertainment Corp.* 210,302
195,799 Marcus Corp. (The) 5,697,751
23,648 Sphere Entertainment Co.* 3,387,576
6,409 Starz Entertainment Corp.* 166,762
11,652,351
Shares Description Value
Common Stocks – (continued)
Financial Services – 3.8%
368,136 Acacia Research Corp.* $ 1,630,842
140,247 Alerus Financial Corp. 4,666,017
136,496 Bladex, Inc. (Panama) 7,991,841
164,311 Essent Group Ltd. 10,837,954
6,010
Finance Of America Cos., Inc.,
Class A* 136,728
54,935 Jackson Financial, Inc., Class A 6,717,452
90,450 NewtekOne , Inc. 1,341,373
128,126 NMI Holdings, Inc.* 5,675,982
123,301 Radian Group, Inc. 4,807,506
91,585 Repay Holdings Corp.* 366,340
102,207 Walker & Dunlop, Inc. 5,078,666
49,250,701
Food Products – 0.6%
19,137 Cal-Maine Foods, Inc. 1,679,846
67,534 J & J Snack Foods Corp. 5,166,351
80,727 Once Upon a Farm PBC*
(a)
1,224,628
8,070,825
Gas Utilities – 1.2%
83,291
Brookfield Infrastructure Corp.,
Class A (Canada) 3,523,209
14,622 New Jersey Resources Corp. 846,468
130,308 Southwest Gas Holdings, Inc. 11,649,535
16,019,212
Ground Transportation – 1.4%
79,958 Heartland Express, Inc. 977,887
425,018 Marten Transport Ltd. 6,286,016
212,672 RXO, Inc.* 4,306,608
201,879 Werner Enterprises, Inc. 7,554,312
19,124,823
Health Care Equipment & Supplies – 1.8%
11,302 Alphatec Holdings, Inc.* 107,595
54,970 AngioDynamics , Inc.* 813,006
46,818 AtriCure , Inc.* 1,767,848
109,905 CONMED Corp. 5,088,601
138,440 Embecta Corp. 503,922
268,838 Enovis Corp.* 7,836,628
52,768 Inogen , Inc.* 340,353
41,079 Merit Medical Systems, Inc.* 3,492,126
40,553 Omnicell, Inc.* 1,434,360
149,976 Orthofix Medical, Inc.* 1,769,717
61,333 OrthoPediatrics Corp.* 1,238,313
5,364 QuidelOrtho Corp.* 89,954
24,482,423
Health Care Providers & Services – 2.1%
43,658 Addus HomeCare Corp.* 5,041,626
9,101 Alignment Healthcare, Inc.* 135,150
133,146 AMN Healthcare Services, Inc.* 4,477,700
18,926 Ardent Health, Inc.* 201,941
189,229 Brookdale Senior Living, Inc.* 2,762,743
82,320 Castle Biosciences, Inc.* 2,304,960
409,222
Community Health Systems,
Inc.* 1,141,729
49,711 Fulgent Genetics, Inc.* 822,717
6,622 HealthEquity, Inc.* 666,239
109,302 LifeStance Health Group, Inc.* 1,145,485
92,654 Lumexa Imaging Holdings, Inc.* 964,528

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
289,073 NeoGenomics , Inc.* $ 4,419,926
2,015,781 OPKO Health, Inc.* 2,660,831
25,564 Pennant Group, Inc. (The)* 1,030,741
27,776,316
Health Care REITs – 1.4%
126,408 CareTrust REIT, Inc. REIT 5,301,552
40,406
Community Healthcare Trust,
Inc. REIT 739,834
140,857
Diversified Healthcare Trust
REIT 1,253,627
474,626
Sabra Health Care REIT, Inc.
REIT 10,047,832
17,342,845
Health Care Technology – 0.2%
91,816 HealthStream, Inc. 2,574,521
Hotel & Resort REITs – 4.5%
580,674
Apple Hospitality REIT, Inc.
REIT 9,586,928
489,964 Chatham Lodging Trust REIT 6,531,220
602,358 Park Hotels & Resorts, Inc. REIT 9,071,511
448,268 Pebblebrook Hotel Trust REIT 8,561,919
668,542 RLJ Lodging Trust REIT 8,189,639
1,084
Ryman Hospitality Properties,
Inc. REIT 144,877
391,239 Service Properties Trust REIT 3,141,649
716,396
Summit Hotel Properties, Inc.
REIT 4,928,804
213,384
Sunstone Hotel Investors, Inc.
REIT 2,511,530
393,797
Xenia Hotels & Resorts, Inc.
REIT 8,104,342
60,772,419
Hotels, Restaurants & Leisure – 2.2%
636,023 Bloomin' Brands, Inc. 5,507,959
232,990 Brightstar Lottery PLC 2,339,220
76,115 Cheesecake Factory, Inc. (The) 7,719,583
70,860
Cracker Barrel Old Country
Store, Inc. 3,995,795
112,827 El Pollo Loco Holdings, Inc.* 1,857,132
48,739
First Watch Restaurant Group,
Inc.* 626,296
35,796 Jack in the Box, Inc.* 585,981
1,325
Marriott Vacations Worldwide
Corp. 129,201
714,254 Portillo's, Inc., Class A* 3,264,141
12,828 RCI Hospitality Holdings, Inc. 321,855
1,180,799 Sabre Corp.* 2,184,478
28,531,641
Household Durables – 2.1%
42,658 Century Communities, Inc. 2,864,911
279,623 Cricut, Inc., Class A 1,311,432
165,208 Ethan Allen Interiors, Inc. 3,700,659
63,795 Green Brick Partners, Inc.* 4,512,221
6,282
Hovnanian Enterprises, Inc.,
Class A* 778,340
18,189 La-Z-Boy, Inc. 716,283
87,976 LGI Homes, Inc.* 4,800,850
Shares Description Value
Common Stocks – (continued)
Household Durables – (continued)
64,494 M/I Homes, Inc.* $ 9,424,508
28,109,204
Household Products – 0.2%
38,386
Central Garden & Pet Co., Class
A* 1,455,213
73,592 Energizer Holdings, Inc. 1,543,224
2,998,437
Independent Power and Renewable Electricity Producers – 0.8%
106,412 Ormat Technologies, Inc. 10,383,683
Industrial REITs – 0.3%
57,390 LXP Industrial Trust REIT 3,473,817
7,223
One Liberty Properties, Inc.
REIT 175,591
3,649,408
Insurance – 2.8%
53,227
Accelerant Holdings, Class A
(Cayman Islands)* 632,337
197,095 AMERISAFE, Inc. 5,723,639
7,604
Baldwin Insurance Group, Inc.
(The), Class A* 210,935
205,781 CNO Financial Group, Inc. 11,336,475
7,885 Investors Title Co. 2,281,052
74,596 Lemonade, Inc.* 3,603,733
112,253 Octave Specialty Group, Inc.* 606,166
203,087 Porch Group, Inc.* 2,934,607
94,156
Stewart Information Services
Corp. 6,364,004
76,709
Universal Insurance Holdings,
Inc. 3,352,950
37,045,898
Interactive Media & Services – 0.2%
64,854 EverQuote , Inc., Class A* 1,635,618
4,854 QuinStreet , Inc.* 75,237
153,125 Taboola.com Ltd. (Israel)* 767,156
2,478,011
IT Services – 1.0%
79,416 BigBear.ai Holdings, Inc.*
(a)
221,571
17,585 Crexendo , Inc.* 120,985
108,529 DXC Technology Co.* 1,219,866
137,628 Everforth , Inc.* 3,914,140
108,336 Fastly, Inc., Class A* 2,454,894
148,900 Globant SA*
(a)
5,449,740
13,381,196
Leisure Products – 0.7%
29,898 JAKKS Pacific, Inc. 787,214
60,580 Johnson Outdoors, Inc., Class A 2,841,808
99,630 Latham Group, Inc.* 534,017
39,299 Malibu Boats, Inc., Class A* 1,083,473
43,894 MasterCraft Boat Holdings, Inc.* 1,049,945
214,091 Smith & Wesson Brands, Inc. 3,115,024
9,411,481
Life Sciences Tools & Services – 0.3%
48,316 Adaptive Biotechnologies Corp.* 1,090,492
639,133 Cytek Biosciences, Inc.* 2,697,142
2,023 OmniAb , Inc. 12.5 Earnout*
(b)
—

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
2,023 OmniAb , Inc. 15.00 Earnout*
(b)
$ —
173,273
Pacific Biosciences of California,
Inc.* 242,582
4,030,216
Machinery – 2.4%
563,269 3D Systems Corp.* 1,487,030
79,054
Aebi Schmidt Holding AG
(Switzerland) 1,019,006
30,540 Alamo Group, Inc. 4,858,303
23,336 Enpro , Inc. 7,325,637
5,426 Gencor Industries, Inc.* 77,266
15,410 Helios Technologies, Inc. 1,200,593
594,974 Hillman Solutions Corp.* 4,682,445
20,153 Kadant , Inc. 6,197,048
12,979 Kennametal, Inc. 440,897
113,961 Manitowoc Co., Inc. (The)* 1,578,360
60,455 Miller Industries, Inc. 3,040,887
31,907,472
Marine Transportation – 0.9%
363,336 Costamare , Inc. (Monaco) 5,660,775
13,811 Matson, Inc. 2,797,970
23,419 Pangaea Logistics Solutions Ltd. 178,219
493,938 Safe Bulkers, Inc. (Monaco) 3,857,656
12,494,620
Media – 0.6%
31,383 Cable One, Inc.* 1,255,006
337,552 EW Scripps Co. (The), Class A* 948,521
278,854 Gray Media, Inc. 1,126,570
52,430 John Wiley & Sons, Inc., Class A 2,736,846
11,130 PubMatic, Inc., Class A* 140,238
39,490 Scholastic Corp. 1,605,269
7,812,450
Metals & Mining – 2.4%
4,307
Alpha Metallurgical Resources,
Inc.* 590,748
54,357
Caledonia Mining Corp. PLC
(South Africa)
(a)
999,625
165,508 Commercial Metals Co. 11,373,710
7,043 Constellium SE* 195,655
287,791 Ferroglobe PLC 915,175
9,998 Friedman Industries, Inc. 332,434
15,738 Kaiser Aluminum Corp. 2,513,044
25,845 Materion Corp. 5,449,160
66,244 Metallus , Inc.* 1,332,829
21,450 Ryerson Holding Corp. 596,095
199,786 SSR Mining, Inc. (Canada)* 5,118,517
6,408 Warrior Met Coal, Inc. 508,859
47,092 Worthington Steel, Inc. 1,695,783
31,621,634
Mortgage Real Estate Investment Trusts (REITs) – 1.1%
349,139 Ladder Capital Corp. REIT 3,337,769
81,927 MFA Financial, Inc. REIT 746,355
795,489 Orchid Island Capital, Inc. REIT 5,162,724
256,026
TPG Mortgage Investment Trust,
Inc. REIT 1,784,501
Shares Description Value
Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
508,252
TPG RE Finance Trust, Inc.
REIT $ 4,050,768
15,082,117
Multi-Utilities – 0.1%
26,408 Unitil Corp. 1,424,447
Office REITs – 0.8%
1,142,588 Brandywine Realty Trust REIT 3,473,468
306,396 Douglas Emmett, Inc. REIT 3,621,601
17,396
Hudson Pacific Properties, Inc.
REIT* 239,543
225,514
Piedmont Realty Trust, Inc.
REIT* 2,185,231
9,519,843
Oil, Gas & Consumable Fuels – 5.6%
160,896 Clean Energy Fuels Corp.* 312,138
256,479 Comstock Resources, Inc.* 3,400,911
862,031 Crescent Energy Co., Class A 9,887,496
24,120 Delek US Holdings, Inc. 1,637,024
350,687 DHT Holdings, Inc. 6,512,258
319,110 Encore Energy Corp.*
(a)
347,830
11,519 Excelerate Energy, Inc., Class A 452,351
337,642 Green Plains, Inc.* 5,689,268
8,567 International Seaways, Inc. 823,974
140,333 Kinetik Holdings, Inc. 7,096,640
384,633 Kosmos Energy Ltd. (Ghana)* 1,034,663
154,220
Magnolia Oil & Gas Corp.,
Class A 3,964,996
840,924 Nordic American Tankers Ltd. 5,491,234
252,985 Northern Oil & Gas, Inc. 5,350,633
94,238 PBF Energy, Inc., Class A 6,811,523
50,981 REX American Resources Corp.* 2,194,222
106,848 SandRidge Energy, Inc. 1,487,324
102,540 Scorpio Tankers, Inc. (Monaco) 7,983,764
8,757 SM Energy Co. 284,778
31,038
Teekay Tankers Ltd., Class A
(Canada) 2,463,486
99,784 Vitesse Energy, Inc.
(a)
1,556,630
74,783,143
Passenger Airlines – 1.6%
24,637 Allegiant Travel Co.* 2,416,397
1,261,864 JetBlue Airways Corp.* 7,609,040
99,864 SkyWest, Inc.* 10,682,452
20,707,889
Personal Care Products – 0.1%
82,623 Herbalife Ltd.* 1,026,178
Pharmaceuticals – 1.1%
180,457 Amneal Pharmaceuticals, Inc.* 3,305,972
17,028
Amphastar Pharmaceuticals,
Inc.* 339,538
62,932 Fulcrum Therapeutics, Inc.* 225,296
199,840 Innoviva , Inc.* 4,190,645
6,321 Omeros Corp.*
(a)
74,841
51,303 Phathom Pharmaceuticals, Inc.* 448,901
134,709 Supernus Pharmaceuticals, Inc.* 6,012,063
43,835 Third Harmonic Bio, Inc.*
(b)
—
14,597,256

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Professional Services – 0.7%
67,382 Concentrix Corp. $ 1,657,597
147,928 Conduent, Inc.* 232,247
95,518 ManpowerGroup, Inc. 5,007,054
34,914 TrueBlue, Inc.* 247,191
307,887 Upwork, Inc.* 2,820,245
9,964,334
Real Estate Management & Development – 0.0%
6,186 RMR Group, Inc. (The), Class A 117,781
Residential REITs – 0.5%
232,546
NexPoint Residential Trust, Inc.
REIT 6,071,776
48,779 UMH Properties, Inc. REIT 737,051
6,808,827
Retail REITs – 1.8%
373,632 Kite Realty Group Trust REIT 10,693,348
122,142 Macerich Co. (The) REIT 3,156,149
9,008 NETSTREIT Corp. REIT 193,222
266,313 Phillips Edison & Co., Inc. REIT 11,315,639
25,358,358
Semiconductors & Semiconductor Equipment – 0.3%
10,436
Alpha & Omega Semiconductor
Ltd.* 331,239
59,060 Cohu , Inc.* 2,834,289
35,615 Toyo Co. Ltd. (Japan)*
(a)
183,417
3,348,945
Software – 3.1%
764,705 8x8, Inc.* 1,452,939
28,260 Alarm.com Holdings, Inc.* 1,547,235
232,565 AvePoint, Inc.* 3,030,322
26,027 Cerence , Inc.* 221,750
172,882 Cleanspark , Inc.* 2,378,856
69,766 Consensus Cloud Solutions, Inc.* 2,539,482
175,012 Digital Turbine, Inc.* 1,410,597
26,393 eGain Corp.* 180,000
199,121 Freshworks , Inc., Class A* 2,261,019
35,738 Hut 8 Corp.* 3,846,481
69,126 I3 Verticals, Inc., Class A* 1,455,793
6,156 Intapp , Inc.* 201,240
277,674 MARA Holdings, Inc.* 3,143,270
378,372 N-able, Inc.* 1,770,781
67,788 NCR Voyix Corp.* 560,607
35,015 PAR Technology Corp.* 593,504
150,215 Progress Software Corp.* 6,097,227
77,838 Rapid7, Inc.* 751,137
71,436 Riot Platforms, Inc.* 1,440,864
113,302 Silvaco Group, Inc.* 881,490
66,983 Telos Corp.* 297,404
116,664 Thryv Holdings, Inc.* 472,489
22,276 Vertex, Inc., Class A* 287,583
49,765 Weave Communications, Inc.* 325,463
116,155 Xperi , Inc.* 895,555
142,478
Zeta Global Holdings Corp.,
Class A* 3,077,525
41,120,613
Shares Description Value
Common Stocks – (continued)
Specialized REITs – 0.9%
319,455
Four Corners Property Trust, Inc.
REIT $ 8,178,048
106,690
Smartstop Self Storage REIT,
Inc. REIT 3,578,383
11,756,431
Specialty Retail – 2.7%
72,258 Advance Auto Parts, Inc.
(a)
4,013,209
1,806 Asbury Automotive Group, Inc.* 418,450
13,228 Barnes & Noble Education, Inc. 164,556
27,302 Bed Bath & Beyond, Inc.* 137,875
381,249
Camping World Holdings, Inc.,
Class A 2,359,931
34,531 Citi Trends, Inc.* 2,302,182
70,717 EVgo , Inc.*
(a)
111,733
12,189 Genesco, Inc.* 465,864
7,749 Group 1 Automotive, Inc. 2,222,181
61,569 Haverty Furniture Cos., Inc. 1,517,060
25,935 OneWater Marine, Inc., Class A* 317,704
220,897 RealReal , Inc. (The)* 2,670,645
122,571 Sally Beauty Holdings, Inc.* 1,834,888
125,232 Shoe Station Group, Inc. 1,903,526
34,648 Signet Jewelers Ltd. 3,218,799
350,353 Upbound Group, Inc. 6,793,345
26,138 Victoria's Secret & Co.* 2,317,918
1,998 Winmark Corp. 666,333
138,255 Zumiez, Inc.* 2,719,476
36,155,675
Technology Hardware, Storage & Peripherals – 0.2%
110,129 Corsair Gaming, Inc.* 1,168,469
106,533 Eastman Kodak Co.* 894,877
76,903 Quantum Computing, Inc.*
(a)
622,914
2,686,260
Textiles, Apparel & Luxury Goods – 1.5%
70,533 Figs, Inc., Class A* 754,703
117,262 G-III Apparel Group Ltd. 4,269,509
119,592 Movado Group, Inc. 4,566,023
14,741 Rocky Brands, Inc. 719,950
180,007 Steven Madden Ltd. 8,294,723
18,604,908
Trading Companies & Distributors – 0.8%
68,429 Boise Cascade Co. 5,226,607
439,148 Custom Truck One Source, Inc.* 4,457,352
13,037 Titan Machinery, Inc.* 221,499
9,905,458
Water Utilities – 0.2%
37,112 American States Water Co. 3,178,272
Wireless Telecommunication Services – 0.4%
24,306 Gogo, Inc.* 101,599
74,620 Spok Holdings, Inc. 813,358
132,464
Telephone and Data Systems,
Inc. 4,448,141
5,363,098
TOTAL COMMON STOCKS
(Cost $1,160,249,701)
1,294,599,315

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.5%
(c)
Goldman Sachs Central Government Fund -
Institutional Shares
6,072,552 3.760% $ 6,072,552
(Cost $6,072,552)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $1,166,322,253)
1,300,671,867
a
Securities Lending Reinvestment Vehicle – 0.7%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
9,168,408 3.571% 9,168,408
(Cost $9,168,408)
TOTAL INVESTMENTS – 99.0%
(Cost $1,175,490,661)
$ 1,309,840,275
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.0%
12,633,797
NET ASSETS – 100.0%
$ 1,322,474,072
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At July 31, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 148 09/18/26 $ 21,741,200 $ (254,302)

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.1%
Aerospace & Defense – 3.0%
37,068 Boeing Co. (The)* $ 8,011,877
18,144 General Electric Co. 6,533,110
41,553 Howmet Aerospace, Inc. 11,728,750
8,993 Loar Holdings, Inc.* 615,571
31,732 RTX Corp. 6,829,361
33,718,669
Automobile Components – 0.1%
68,846 Gentex Corp. 1,608,243
Automobiles – 1.6%
56,596 Tesla, Inc.* 17,613,241
Banks – 4.7%
180,829 Bank of America Corp. 11,202,357
81,379 JPMorgan Chase & Co. 28,628,318
54,731
PNC Financial Services Group,
Inc. (The) 13,675,635
53,506,310
Beverages – 1.7%
131,009 Coca-Cola Co. (The) 11,475,078
55,301 PepsiCo, Inc. 7,717,808
19,192,886
Biotechnology – 1.1%
27,317 AbbVie, Inc. 6,854,928
5,467 Gilead Sciences, Inc. 711,858
9,777 Vertex Pharmaceuticals, Inc.* 4,664,607
12,231,393
Broadline Retail – 3.7%
148,942 Amazon.com, Inc.* 40,449,668
41,183 Macy’s, Inc. 1,022,162
41,471,830
Capital Markets – 1.8%
1,649 Ameriprise Financial, Inc. 900,090
3,665 Blackrock, Inc. 3,996,279
28,999 CME Group, Inc. 7,765,642
6,561 Evercore, Inc., Class A 2,103,194
24,751 Invesco Ltd. 732,630
33 MarketAxess Holdings, Inc. 5,356
20,753 Morgan Stanley 4,366,846
6,138 Stifel Financial Corp. 508,902
20,378,939
Chemicals – 0.2%
4,266 Linde PLC 2,040,769
Commercial Services & Supplies – 0.1%
1,754 Cintas Corp. 358,921
619 Clean Harbors, Inc.* 193,673
552,594
Communications Equipment – 1.0%
19,885 Arista Networks, Inc.* 3,586,260
56,911 Cisco Systems, Inc. 6,601,107
3,108 Motorola Solutions, Inc. 1,354,311
11,541,678
Construction & Engineering – 0.3%
342 Comfort Systems USA, Inc. 591,554
1,225 EMCOR Group, Inc. 976,852
Shares Description Value
Common Stocks – (continued)
Construction & Engineering – (continued)
13,105
Everus Construction Group,
Inc.* $ 1,643,760
225 Quanta Services, Inc. 150,156
3,362,322
Construction Materials – 0.3%
71,021 Amrize Ltd.* 3,473,637
Consumer Finance – 1.9%
9,952 American Express Co. 3,346,360
26,735 Capital One Financial Corp. 5,587,882
52,773 OneMain Holdings, Inc. 3,302,534
332,416 SoFi Technologies, Inc.* 5,421,705
49,396 Synchrony Financial 3,743,723
21,402,204
Consumer Staples Distribution & Retail – 4.0%
11,643 Casey's General Stores, Inc. 10,141,053
17,879 Costco Wholesale Corp. 17,018,841
54,276 Sysco Corp. 4,626,486
13,496 US Foods Holding Corp.* 1,357,563
109,849 Walmart, Inc. 12,215,209
45,359,152
Diversified Consumer Services – 0.1%
19,074 Service Corp. International 1,643,988
Diversified Telecommunication Services – 0.7%
59,026 Comcast Corp., Class A 1,414,263
110,172 Verizon Communications, Inc. 5,157,151
6,571,414
Electric Utilities – 0.3%
26,595 NextEra Energy, Inc. 2,311,638
13,922 Xcel Energy, Inc. 1,088,700
3,400,338
Electrical Equipment – 1.2%
2,180 Acuity, Inc. 715,890
8,421 AMETEK, Inc. 2,035,440
34,628 Emerson Electric Co. 5,187,967
1,264 GE Vernova, Inc. 1,251,727
8,587 Powell Industries, Inc. 1,791,935
12,176 Vertiv Holdings Co., Class A 2,941,356
13,924,315
Electronic Equipment, Instruments & Components – 0.8%
27,411 Corning, Inc. 3,789,571
3,187 Fabrinet (Thailand)* 1,387,652
10,938 Jabil, Inc. 3,446,017
3,192 Sanmina Corp.* 592,307
9,215,547
Energy Equipment & Services – 0.4%
143,973 Halliburton Co. 4,643,129
5,777 SLB Ltd. 286,482
4,929,611
Entertainment – 0.6%
77,403 Netflix, Inc.* 5,550,569
9,202 Roku, Inc.* 1,334,382
6,884,951

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financial Services – 2.9%
13,828
Berkshire Hathaway, Inc., Class
B* $ 7,073,575
73,427 Block, Inc.* 5,965,209
36,532 Mastercard, Inc., Class A 20,936,489
33,975,273
Food Products – 0.4%
32,574 Pilgrim's Pride Corp. 891,225
56,398 Tyson Foods, Inc., Class A 3,268,828
4,160,053
Ground Transportation – 0.5%
12,936 Old Dominion Freight Line, Inc. 2,744,243
6,931 Ryder System, Inc. 1,777,247
10,809 Uber Technologies, Inc.* 760,521
4,297 XPO, Inc.* 863,568
6,145,579
Health Care Equipment & Supplies – 2.3%
39,161 Align Technology, Inc.* 6,624,475
233,474 Boston Scientific Corp.* 10,910,240
13,508 Cooper Cos., Inc. (The)* 976,898
25,620 Globus Medical, Inc., Class A* 2,018,600
62,026 Medtronic PLC 5,296,400
25,826,613
Health Care Providers & Services – 3.2%
1,739 Chemed Corp. 925,583
108,487 CVS Health Corp. 11,329,297
33,252 HCA Healthcare, Inc. 13,386,923
3,566 Molina Healthcare, Inc.* 697,581
18,100 UnitedHealth Group, Inc. 7,500,640
13,712
Universal Health Services, Inc.,
Class B 2,309,649
36,149,673
Health Care REITs – 1.5%
18,936
American Healthcare REIT, Inc.
REIT 1,052,842
177,395 Healthpeak Properties, Inc. REIT 3,872,533
50,957 Welltower, Inc. REIT 11,946,359
16,871,734
Hotel & Resort REITs – 0.4%
182,111
Host Hotels & Resorts, Inc.
REIT 4,576,449
Hotels, Restaurants & Leisure – 3.8%
30,496 Airbnb, Inc., Class A* 4,620,754
138,792 Aramark 7,906,980
123,672 Chipotle Mexican Grill, Inc.* 4,603,072
36,522 Darden Restaurants, Inc. 7,435,149
12,605 Hilton Worldwide Holdings, Inc. 4,039,776
84,055 Starbucks Corp. 8,846,789
21,184 Texas Roadhouse, Inc. 4,352,041
12,899 Wingstop, Inc. 1,670,291
43,474,852
Independent Power and Renewable Electricity Producers – 0.3%
8,247 Talen Energy Corp.* 2,755,323
4,549 Vistra Corp. 674,116
3,429,439
Shares Description Value
Common Stocks – (continued)
Industrial REITs – 0.1%
13,546
Rexford Industrial Realty, Inc.
REIT $ 511,632
Insurance – 0.1%
3,990 Kinsale Capital Group, Inc. 1,422,116
Interactive Media & Services – 6.8%
3,708 Alphabet, Inc., Class A 1,320,530
148,167 Alphabet, Inc., Class C 52,843,760
35,259 Meta Platforms, Inc., Class A 19,629,038
23,215 Reddit, Inc., Class A* 3,265,654
77,058,982
IT Services – 0.4%
26,737 Gartner, Inc.* 4,037,822
Life Sciences Tools & Services – 0.5%
13,909 IQVIA Holdings, Inc.* 3,268,893
47,155 Tempus AI, Inc., Class A* 2,068,690
5,337,583
Machinery – 2.8%
11,618 Caterpillar, Inc. 9,466,463
42,001 Illinois Tool Works, Inc. 12,052,187
8,569 Ingersoll Rand, Inc. 714,483
38,622 Mueller Industries, Inc. 2,564,887
45,063 PACCAR, Inc. 5,978,959
979 Parker-Hannifin Corp. 956,023
572 RBC Bearings, Inc.* 315,349
32,048,351
Marine Transportation – 0.5%
46,097 Kirby Corp.* 6,045,161
Media – 0.6%
15,168 AppLovin Corp., Class A* 6,005,011
2,411 Fox Corp., Class A 140,393
73,959 Trade Desk, Inc. (The), Class A* 1,334,220
7,479,624
Metals & Mining – 0.5%
32,106
Anglogold Ashanti PLC
(Australia) 2,546,648
37,708 Newmont Corp. 3,533,617
6,080,265
Multi-Utilities – 0.0%
5,398
Public Service Enterprise Group,
Inc. 413,919
Oil, Gas & Consumable Fuels – 2.6%
40,230 Chevron Corp. 7,918,471
7,826 EOG Resources, Inc. 1,163,648
49,630 ExxonMobil Holdings Corp. 7,714,487
393,910 Kinder Morgan, Inc. 12,676,024
29,472,630
Passenger Airlines – 0.9%
81,929 United Airlines Holdings, Inc.* 9,940,446
Personal Care Products – 0.0%
4,226 elf Beauty, Inc.* 350,293
Pharmaceuticals – 2.2%
14,623 Eli Lilly & Co. 16,799,487

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
31,861 Johnson & Johnson $ 8,167,568
24,967,055
Semiconductors & Semiconductor Equipment – 16.1%
26,543 Advanced Micro Devices, Inc.* 12,638,450
100,554 Broadcom, Inc. 39,143,661
75,311 Intel Corp.* 6,793,052
12,135 KLA Corp. 2,218,521
3,502
MACOM Technology Solutions
Holdings, Inc.* 880,543
23,628 Micron Technology, Inc. 19,446,553
315 Monolithic Power Systems, Inc. 449,200
416,799 NVIDIA Corp. 83,672,399
2,967 SiTime Corp.* 1,587,938
56,349 Texas Instruments, Inc. 15,537,673
182,367,990
Software – 6.5%
22,819 Elastic NV* 1,501,262
16,807 Fortinet, Inc.* 2,721,894
28,156 Intuit, Inc. 8,899,267
104,161 Microsoft Corp. 48,405,700
90,574 Oracle Corp. 11,762,845
73,290,968
Specialized REITs – 0.6%
12,468
Lamar Advertising Co., Class
A REIT 1,994,381
180,425 VICI Properties, Inc. REIT 4,754,199
6,748,580
Specialty Retail – 1.8%
13,658 Burlington Stores, Inc.* 5,032,700
4,514 Carvana Co.* 281,493
95,409 TJX Cos., Inc. (The) 15,011,652
20,325,845
Technology Hardware, Storage & Peripherals – 9.4%
298,063 Apple, Inc. 92,074,641
1,412 Sandisk Corp.* 1,715,340
4,923
Seagate Technology Holdings
PLC 4,214,728
Shares Description Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
15,320 Western Digital Corp. $ 8,346,949
106,351,658
Textiles, Apparel & Luxury Goods – 1.0%
5,204
Birkenstock Holding PLC
(Germany)*
(a)
201,499
232,967 NIKE, Inc., Class B 9,717,054
37,393
On Holding AG, Class A
(Switzerland)* 1,355,122
11,273,675
Wireless Telecommunication Services – 0.8%
55,620 T-Mobile US, Inc. 9,606,130
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $754,540,861)
1,123,764,421
Dividend Rate
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
49,800 3.571% 49,800
(Cost $49,800)
TOTAL INVESTMENTS – 99.1%
(Cost $754,590,661)
$ 1,123,814,221
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.9%
10,099,141
NET ASSETS – 100.0%
$ 1,133,913,362
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At July 31, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 13 09/18/26 $ 4,887,513 $ 28,570

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
July 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Central Government Fund (“Underlying Money Market Fund”) are
valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level
1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31,
2026:
(a)
Large Cap Growth Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 7,015,326 $ — $ —
Europe 8,845,701 — —
North America 1,541,610,798 — —
Oceania 8,267,127 — —
Investment Company 19,256 — —
Securities Lending Reinvestment Vehicle 1,946,500 — —
Total
$ 1,567,704,708 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 263,709 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Large Cap Value Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 486,865 $ — $ —
North America 740,385,775 — —
Oceania 2,886,613 — —
Investment Company 4,503,921 — —
Total
$ 748,263,174 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 3,132 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 1,104,567 $ — $ —
Asia 2,656,880 — —
Europe 9,659,979 — —
North America 971,385,708 — —
Investment Company 7,957,748 — —
Securities Lending Reinvestment Vehicle 8,872,904 — —
Total
$ 1,001,637,786 $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
Derivative Type
Liabilities
Futures Contracts
(b)
$ (274,256) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Growth Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 2,165,982 $ — $ —
Europe 943,193 — —
North America 311,835,446 — —
Investment Company 5,874,084 — —
Securities Lending Reinvestment Vehicle 4,369,285 — —
Total
$ 325,187,990 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (163,729) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Value Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 2,034,288 $ — $ —
Asia 950,573 — —
Europe 18,736,016 — —
North America 1,272,878,438 — —
Investment Company 6,072,552 — —
Securities Lending Reinvestment Vehicle 9,168,408 — —
Total
$ 1,309,840,275 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (254,302) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
U.S. Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,387,652 $ — $ —
Europe 1,556,621 — —
North America 1,118,273,500 — —
Oceania 2,546,648 — —
Investment Company — — —
Securities Lending Reinvestment Vehicle 49,800 — —
Total
$ 1,123,814,221 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 28,570 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2026 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)